UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  January 31

Date of reporting period: February 1, 2019—July 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | July 31, 2019 Vanguard Energy Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019
Energy Fund	Beginning Account Value 1/31/2019	Ending Account Value 7/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$992.72	$1.63
Admiral™ Shares	1,000.00	993.01	1.24
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.16	$1.66
Admiral Shares	1,000.00	1,023.55	1.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Energy Fund

Sector Diversification

As of July 31, 2019

Integrated Oil & Gas	43.6%
Oil & Gas Drilling	0.1
Oil & Gas Equipment & Services	5.2
Oil & Gas Exploration & Production	28.6
Oil & Gas Refining & Marketing	9.5
Oil & Gas Storage & Transportation	5.1
Other	7.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Energy Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (96.0%)[1]
United States (58.5%)
Electric Utilities (1.4%)
Avangrid Inc.	1,116,252	56,427
NextEra Energy Inc.	208,584	43,212
		99,639
Energy Equipment & Services (4.3%)
Schlumberger Ltd.	3,940,321	157,495
Halliburton Co.	2,693,493	61,950
* ProPetro Holding Corp.	3,058,727	55,455
Baker Hughes a GE Co. Class A	1,601,820	40,670
		315,570
Multi-Utilities (1.5%)
Sempra Energy	810,629	109,783

Oil, Gas & Consumable Fuels (50.5%)
Integrated Oil & Gas (17.7%)
Exxon Mobil Corp.	8,135,512	604,957
Chevron Corp.	4,783,268	588,868
Occidental Petroleum Corp.	1,855,824	95,315

Oil & Gas Exploration & Production (23.2%)
Diamondback Energy Inc.	2,542,645	262,986
Pioneer Natural Resources Co.	1,546,655	213,500
EOG Resources Inc.	2,110,773	181,210
Anadarko Petroleum Corp.	1,973,410	145,361
Concho Resources Inc.	1,319,408	128,880
ConocoPhillips	2,178,059	128,680
Noble Energy Inc.	4,430,236	97,820
Hess Corp.	1,091,180	70,752
Viper Energy Partners LP	2,088,452	67,373
Cabot Oil & Gas Corp.	3,226,718	61,824
Kosmos Energy Ltd.	9,982,399	59,994
* PDC Energy Inc.	2,051,098	58,928
* WPX Energy Inc.	5,020,574	52,415
Devon Energy Corp.	1,649,459	44,535
* Magnolia Oil & Gas Corp. Class A	3,082,510	34,463
Marathon Oil Corp.	2,020,052	28,422
* Parsley Energy Inc. Class A	1,452,731	24,101
* Jagged Peak Energy Inc.	1,648,046	12,097
* Callon Petroleum Co.	1,839,218	9,049
EQT Corp.	151,717	2,292

Oil & Gas Refining & Marketing (7.5%)
Marathon Petroleum Corp.	4,841,523	273,014
Valero Energy Corp.	2,185,280	186,295
Phillips 66	847,222	86,891

Oil & Gas Storage & Transportation (2.1%)
Kinder Morgan Inc.	4,401,267	90,754
Targa Resources Corp.	1,458,736	56,759
Williams Cos. Inc.	89,115	2,196
ONEOK Inc.	25,641	1,797
		3,671,528
Other (0.3%)
[2] Vanguard Energy ETF	253,000	20,991

Semiconductors & Semiconductor
Equipment (0.5%)
* First Solar Inc.	562,939	36,304
Total United States		4,253,815
International (37.5%)
Australia (0.1%)
Santos Ltd.	616,394	3,037
Woodside Petroleum Ltd.	50,181	1,183
		4,220
Austria (0.3%)
OMV AG	409,121	20,471

Brazil (1.5%)
Petroleo Brasileiro SA ADR	4,931,027	74,212

4

Energy Fund

		Market
		Value•
	Shares	($000)
Petrobras Distribuidora SA	3,774,500	26,308
Petroleo Brasileiro SA Preference Shares	763,200	5,216
Petroleo Brasileiro SA	374,362	2,824
		108,560
Canada (7.2%)
TC Energy Corp. (XNYS)	3,907,911	191,331
Suncor Energy Inc. (XNYS)	5,951,609	170,811
Encana Corp.	25,940,726	118,549
* Parex Resources Inc.	1,290,316	22,056
Enbridge Inc.	201,411	6,727
Suncor Energy Inc. (XTSE)	144,382	4,143
TC Energy Corp. (XTSE)	81,103	3,971
Canadian Natural Resources Ltd.	117,587	2,979
Pembina Pipeline Corp.	9,894	359
		520,926
China (1.8%)
CNOOC Ltd. ADR	565,061	93,421
China Petroleum & Chemical Corp. ADR	463,452	29,740
CNOOC Ltd.	3,162,717	5,215
Kunlun Energy Co. Ltd.	2,450,000	2,137
China Longyuan Power Group Corp. Ltd.	3,443,000	2,105
CIMC Enric Holdings Ltd.	960,000	691
China Petroleum & Chemical Corp.	717,600	461
		133,770
Colombia (0.0%)
Ecopetrol SA ADR	132,928	2,383

Denmark (0.0%)
Vestas Wind Systems A/S	5,776	474

Finland (0.0%)
Neste Oyj	7,979	264

France (4.9%)
TOTAL SA ADR	6,575,436	340,213
TOTAL SA	275,118	14,260
		354,473
Germany (0.4%)
E.ON SE	2,973,686	29,615

Greece (0.1%)
Hellenic Petroleum SA	190,633	1,988
Motor Oil Hellas Corinth Refineries SA	79,587	1,973
		3,961
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	223,936	2,273

India (2.5%)
* Reliance Industries Ltd.	5,994,213	101,048
Power Grid Corp. of India Ltd.	24,089,039	73,640
Oil & Natural Gas Corp. Ltd.	1,184,575	2,383
Bharat Petroleum Corp. Ltd.	474,302	2,371
Indian Oil Corp. Ltd.	1,083,391	2,185
Hindustan Petroleum Corp. Ltd.	526,105	2,024
Oil India Ltd.	601,930	1,393
		185,044
Israel (0.1%)
* Oil Refineries Ltd.	3,954,401	2,122
Paz Oil Co. Ltd.	13,890	1,967
Delek Group Ltd.	6,426	980
		5,069
Italy (2.4%)
Eni SPA ADR	3,704,397	115,985
Tenaris SA ADR	1,961,738	49,004
Eni SPA	211,446	3,303
Snam SPA	657,654	3,229
* Saipem SPA	462,684	2,287
		173,808
Japan (0.7%)
Inpex Corp.	5,066,579	44,436
JXTG Holdings Inc.	752,300	3,540
^ Cosmo Energy Holdings Co. Ltd.	94,500	1,948
		49,924
Norway (0.5%)
Equinor ASA ADR	1,869,902	33,303
Equinor ASA	221,454	3,971
^ Aker BP ASA	78,316	2,216
		39,490
Poland (0.0%)
Grupa Lotos SA	95,578	2,147

Russia (3.5%)
Lukoil PJSC ADR	1,782,222	146,263
Gazprom PJSC ADR	6,306,182	46,094
Rosneft Oil Co. PJSC GDR	6,323,157	41,708
Gazprom PJSC	1,861,914	6,901
Rosneft Oil Co. PJSC	441,200	2,918
AK Transneft OAO Preference Shares	955	2,365
Tatneft PJSC ADR	32,118	2,229

5

Energy Fund

		Market
		Value•
	Shares	($000)
LUKOIL PJSC	23,865	1,952
Surgutneftegas OAO Preference Shares	3,936,700	1,930
Tatneft PJSC	155,950	1,815
Novatek PJSC GDR	4,640	968
Bashneft PAO Preference Shares	8,119	205
		255,348
South Korea (0.0%)
GS Holdings Corp.	43,645	1,849

Spain (1.3%)
* Iberdrola SA	5,562,042	52,770
* Repsol SA	2,840,901	45,059
		97,829
Sweden (0.6%)
Lundin Petroleum AB	1,280,149	40,265

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	615,500	2,691
PTT PCL (Foreign)	703,000	1,074
		3,765
Turkey (0.1%)
Tupras Turkiye Petrol Rafinerileri AS	109,191	2,738
KOC Holding AS	747,534	2,503
		5,241
United Arab Emirates (0.1%)
* Borr Drilling Ltd.	935,700	9,142

United Kingdom (9.3%)
Royal Dutch Shell plc ADR	5,072,738	319,024
BP plc ADR	7,630,400	303,232
Royal Dutch Shell plc Class B	508,095	16,048
BP plc	2,280,613	15,090
Royal Dutch Shell plc Class A (XAMS)	381,491	11,971
Royal Dutch Shell plc Class A (XLON)	202,091	6,365
Petrofac Ltd.	308,868	1,568
		673,298
Total International		2,723,609
Total Common Stocks (Cost $4,832,796)		6,977,424
Temporary Cash Investments (4.6%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund, 2.386%	1,219,021	121,914

	Face
	Amount
	($000)
Repurchase Agreements (2.9%)
RBS Securities, Inc. 2.530%, 8/1/19 (Dated 7/31/19, Repurchase Value $95,007,000, collateralized by U.S. Treasury Note/Bond 2.125%, 9/30/24, with a value of $96,900,000)	95,000	95,000
Societe Generale 2.550%, 8/1/19 (Dated 7/31/19, Repurchase Value $114,508,000, collateralized by U.S. Treasury Note/Bond, 0.000%—3.000%, 8/1/19—11/15/45, with a value of $116,790,000)	114,500	114,500
		209,500
U.S. Government and Agency Obligations (0.1%)
[5] United States Treasury Bill, 2.349%, 8/15/19	200	200
[5] United States Treasury Bill, 2.053%, 11/21/19	3,500	3,478
		3,678
Total Temporary Cash Investments (Cost $335,092)		335,092
Total Investments (100.6%) (Cost $5,167,888)		7,312,516

6

Energy Fund

Amount
($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard	364
Receivables for Investment Securities Sold	9,262
Receivables for Accrued Income	8,165
Receivables for Capital Shares Issued	1,921
Other Assets[5]	1,924
Total Other Assets	21,636
Liabilities
Payables for Investment Securities Purchased	(38,042)
Payables to Investment Advisor	(1,580)
Collateral for Securities on Loan	(2,935)
Payables for Capital Shares Redeemed	(6,083)
Payables to Vanguard	(10,795)
Variation Margin Payable—Futures Contracts	(1,235)
Other Liabilities	(2,908)
Total Liabilities	(63,578)
Net Assets (100%)	7,270,574

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,688,174
Total Distributable Earnings (Loss)	1,582,400
Net Assets	7,270,574

Investor Shares—Net Assets
Applicable to 44,138,538 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,096,336
Net Asset Value Per Share—Investor Shares	$47.49

Admiral Shares—Net Assets
Applicable to 58,054,664 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,174,238
Net Asset Value Per Share—Admiral Shares	$89.13

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,780,000.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.7% and 2.9%, respectively, of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $2,935,000 of collateral received for securities on loan.

5	Securities with a value of $3,678,000 and cash of $1,692,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

7

Energy Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	822	122,573	(733)
E-mini S&P Energy Select Sector Index	September 2019	11	694	6
				(727)

See accompanying Notes, which are an integral part of the Financial Statements.

8

Energy Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	129,343
Dividends—Affiliated Issuers	559
Interest—Unaffiliated Issuers	2,562
Interest—Affiliated Issuers	1,003
Securities Lending—Net	311
Total Income	133,778
Expenses
Investment Advisory Fees—Note B
Basic Fee	5,731
Performance Adjustment	(2,131)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,412
Management and Administrative—Admiral Shares	3,929
Marketing and Distribution—Investor Shares	95
Marketing and Distribution—Admiral Shares	113
Custodian Fees	126
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	6
Total Expenses	10,326
Net Investment Income	123,452
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	91,047
Investment Securities Sold—Affiliated Issuers	(6,199)
Futures Contracts	9,068
Foreign Currencies	136
Realized Net Gain (Loss)	94,052
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(260,313)
Investment Securities—Affiliated Issuers	6,908
Futures Contracts	(2,615)
Foreign Currencies	137
Change in Unrealized Appreciation (Depreciation)	(255,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,379)

1   Dividends are net of foreign withholding taxes of $7,915,000.

2   The change in unrealized appreciation (depreciation) is net of deferred foreign capital gains taxes of $2,298,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Energy Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,452	222,432
Realized Net Gain (Loss)	94,052	87,343
Change in Unrealized Appreciation (Depreciation)	(255,883)	(1,360,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,379)	(1,050,657)
Distributions
Net Investment Income
Investor Shares	(69)	(60,363)
Admiral Shares	(177)	(153,140)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(246)	(213,503)
Capital Share Transactions
Investor Shares	(155,476)	(338,483)
Admiral Shares	(406,404)	(290,002)
Net Increase (Decrease) from Capital Share Transactions	(561,880)	(628,485)
Total Increase (Decrease)	(600,505)	(1,892,645)
Net Assets
Beginning of Period	7,871,079	9,763,724
End of Period	7,270,574	7,871,079

See accompanying Notes, which are an integral part of the Financial Statements.

10

Energy Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$47.85	$55.62	$52.70	$40.43	$51.53	$63.85
Investment Operations
Net Investment Income	.763[1]	1.300[1]	1.477[1,2]	.982	1.096	1.276
Net Realized and Unrealized Gain (Loss) on Investments	(1.121)	(7.788)	3.035	12.275	(11.118)	(9.436)
Total from Investment Operations	(.358)	(6.488)	4.512	13.257	(10.022)	(8.160)
Distributions
Dividends from Net Investment Income	(.002)	(1.282)	(1.592)	(.987)	(1.078)	(1.206)
Distributions from Realized Capital Gains	—	—	—	—	—	(2.954)
Total Distributions	(.002)	(1.282)	(1.592)	(.987)	(1.078)	(4.160)
Net Asset Value, End of Period	$47.49	$47.85	$55.62	$52.70	$40.43	$51.53

Total Return[3]	-0.75%	-11.48%	8.75%	32.73%	-19.53%	-13.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,096	$2,265	$2,968	$3,452	$2,693	$3,334
Ratio of Total Expenses to Average Net Assets[4]	0.33%	0.37%	0.38%	0.41%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.42%	2.86%[2]	1.97%	2.20%	1.84%
Portfolio Turnover Rate	26%	31%	24%	29%	23%	31%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.342 and 0.67%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.01%), 0.00%, 0.03%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Energy Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$89.77	$104.35	$98.88	$75.85	$96.69	$119.83
Investment Operations
Net Investment Income	1.468[1]	2.511[1]	2.815[1,2]	1.918	2.113	2.479
Net Realized and Unrealized Gain (Loss) on Investments	(2.105)	(14.600)	5.730	23.035	(20.872)	(17.726)
Total from Investment Operations	(.637)	(12.089)	8.545	24.953	(18.759)	(15.247)
Distributions
Dividends from Net Investment Income	(.003)	(2.491)	(3.075)	(1.923)	(2.081)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—	—	(5.542)
Total Distributions	(.003)	(2.491)	(3.075)	(1.923)	(2.081)	(7.893)
Net Asset Value, End of Period	$89.13	$89.77	$104.35	$98.88	$75.85	$96.69

Total Return[3]	-0.71%	-11.40%	8.84%	32.83%	-19.48%	-13.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,174	$5,606	$6,796	$7,231	$5,428	$6,569
Ratio of Total Expenses to Average Net Assets[4]	0.25%	0.29%	0.30%	0.33%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.50%	2.94%[2]	2.05%	2.26%	1.90%
Portfolio Turnover Rate	26%	31%	24%	29%	23%	31%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.643 and 0.67%, respectively, from income received as a result of the General Electric Co. and Baker Hughes Inc. merger in July 2017.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.01%), 0.00%, 0.03%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Energy Fund

Notes to Financial Statements

Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The

13

Energy Fund

clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net

14

Energy Fund

amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

15

Energy Fund

B.   The investment advisory firm Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the MSCI ACWI Energy Index for the preceding three years.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $292,000 for the six months ended July 31, 2019.

For the six months ended July 31, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a decrease of $2,131,000 (0.06%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $364,000, representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	4,253,815	—	—
Common Stocks—International	1,924,933	798,676	—
Temporary Cash Investments	121,914	213,178	—
Futures Contracts—Liabilities[1]	(1,235)	—	—
Total	6,299,427	1,011,854	—

1   Represents variation margin on the last day of the reporting period.

16

Energy Fund

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,176,504
Gross Unrealized Appreciation	2,428,029
Gross Unrealized Depreciation	(292,744)
Net Unrealized Appreciation (Depreciation)	2,135,285

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $752,159,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $952,596,000 of investment securities and sold $1,390,539,000 of investment securities, other than temporary cash investments.

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	92,514	1,889	369,497	6,945
Issued in Lieu of Cash Distributions	64	1	56,497	1,272
Redeemed	(248,054)	(5,074)	(764,477)	(14,260)
Net Increase (Decrease)—Investor Shares	(155,476)	(3,184)	(338,483)	(6,043)
Admiral Shares
Issued	261,084	2,857	921,133	9,349
Issued in Lieu of Cash Distributions	163	2	139,594	1,675
Redeemed	(667,651)	(7,260)	(1,350,729)	(13,691)
Net Increase (Decrease)—Admiral Shares	(406,404)	(4,401)	(290,002)	(2,667)

17

Energy Fund

H.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Energy ETF	49,789	—	29,518	(6,194)	6,914	559	—	20,991
Vanguard Market Liquidity Fund	46,365	NA1	NA1	(5)	(6)	1,003	—	121,914
Total	96,154			(6,199)	6,908	1,562	—	142,905

1   Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group, and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2005.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, its internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangements.

19

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q512 092019

Semiannual Report | July 31, 2019 Vanguard Global Capital Cycles Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	14

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Capital Cycles Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return	$1,000.00	$1,043.31	$1.93
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Global Capital Cycles Fund

Sector Diversification

As of July 31, 2019

Aerospace & Defense	2.6%
Building Products	1.2
Coal & Consumable Fuels	4.3
Construction & Engineering	1.5
Construction Machinery & Heavy Trucks	0.9
Construction Materials	2.3
Diversified Banks	6.2
Diversified Capital Markets	1.9
Diversified Metals & Mining	11.5
Electric Utilities	4.6
Electrical Components & Equipment	1.1
Fertilizer & Agricultural Chemicals	3.0
Financial Exchanges & Data	1.7
Gas Utilities	4.3
Gold	18.2
Heavy Electrical Equipment	1.3
Household Products	2.7
Integrated Oil & Gas	1.0
Integrated Telecommunication Services	4.0
Internet & Direct Marketing Retail	1.7
Life & Health Insurance	6.5
Multi-Utilities	3.2
Oil & Gas Exploration & Production	3.0
Pharmaceuticals	2.7
Property and Casualty Insurance	1.9
Real Estate Operating Companies	1.1
Retail REITs	2.8
Semiconductors	1.5
Specialty Chemicals	0.4
Wireless Telecommunication Services	0.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Capital Cycles Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Common Stocks (96.3%)
Aerospace & Defense (2.5%)
Lockheed Martin Corp.	50,749	18,380
BWX Technologies Inc.	277,785	14,975
33,355
Building Products (1.2%)
Cie de Saint-Gobain	405,437	15,532

Coal & Consumable Fuels (4.2%)
Cameco Corp.	2,298,845	21,126
China Shenhua Energy Co. Ltd.	7,829,500	15,468
1	NAC Kazatomprom JSC GDR	935,375	14,264
JSC National Atomic Company Kazatomprom	274,369	4,188
55,046
Construction & Engineering (1.5%)
Vinci SA	187,943	19,332

Construction Machinery & Heavy Trucks (0.9%)
Wabtec Corp.	146,900	11,411

Construction Materials (2.2%)
LafargeHolcim Ltd. (Paris Shares)	380,459	18,633
LafargeHolcim Ltd. (Swiss Shares)	218,500	10,725
29,358
Diversified Banks (5.9%)
Bank of America Corp.	881,524	27,045
Citigroup Inc.	367,491	26,151
ING Groep NV	1,191,074	13,216
Bank of China Ltd.	30,240,000	12,280
78,692
Diversified Capital Markets (1.8%)
UBS Group AG	2,196,656	24,519

Diversified Metals & Mining (11.1%)
BHP Group plc ADR	1,082,830	51,694
Rio Tinto plc ADR	743,720	42,452
Glencore plc	10,778,200	34,564
BHP Group Ltd.	659,450	18,155
146,865
Electric Utilities (4.5%)
Edison International	532,270	39,675
Avangrid Inc.	383,932	19,408
59,083
Electrical Components & Equipment (1.0%)
Legrand SA	193,248	13,613

Fertilizers & Agricultural Chemicals (2.8%)
Nutrien Ltd.	428,359	23,478
Mosaic Co.	564,227	14,213
37,691
Financial Exchanges & Data (1.6%)
Hong Kong Exchanges & Clearing Ltd.	635,797	21,367

Gas Utilities (4.1%)
^	Rubis SCA	525,609	29,999
UGI Corp.	486,881	24,874
54,873
Gold (17.5%)
Agnico Eagle Mines Ltd.	1,502,691	78,486
Barrick Gold Corp.	4,520,632	73,505
Newcrest Mining Ltd.	1,803,610	43,531
Gold Fields Ltd. ADR	6,252,546	31,575
*	B2Gold Corp. (Toronto Shares)	1,450,157	4,626
*	B2Gold Corp.	312,396	993
232,716
Heavy Electrical Equipment (1.3%)
Mitsubishi Electric Corp.	1,299,700	16,975

Household Products (2.6%)
Procter & Gamble Co.	286,849	33,860

4

Global Capital Cycles Fund

			Market
			Value•
		Shares	($000)
	Integrated Oil & Gas (1.0%)
	TOTAL SA	244,774	12,687

	Integrated Telecommunication Services (3.8%)
	China Unicom Hong Kong Ltd.	38,464,000	37,474
	Verizon Communications Inc.	239,701	13,248
			50,722
	Internet & Direct Marketing Retail (1.6%)
	Expedia Group Inc.	159,935	21,230

	Life & Health Insurance (6.2%)
	Sony Financial Holdings Inc.	1,876,700	45,467
	Ping An Insurance Group Co. of China Ltd.	1,794,500	21,149
	AIA Group Ltd.	1,543,400	15,798
			82,414
	Multi-Utilities (3.1%)
	E.ON SE	2,566,898	25,564
	National Grid plc	1,472,131	15,088
			40,652
	Oil & Gas Exploration & Production (2.9%)
	Viper Energy Partners LP	828,676	26,733
	Diamondback Energy Inc.	116,263	12,025
			38,758
	Pharmaceuticals (2.6%)
	Ono Pharmaceutical Co. Ltd.	658,000	11,938
	Allergan plc	71,804	11,524
	Bristol-Myers Squibb Co.	252,393	11,209
			34,671
	Property & Casualty Insurance (1.9%)
	Intact Financial Corp.	263,079	24,522

	Real Estate Operating Companies (1.1%)
*	BR Properties SA	5,480,400	14,418

	Retail REITs (2.7%)
	Simon Property Group Inc.	223,859	36,310

	Semiconductors (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	448,223	19,108

	Specialty Chemicals (0.4%)
*	Livent Corp.	881,041	5,674

	Wireless Telecommunication Services (0.9%)
	Millicom International Cellular SA	233,347	11,988
	Total Common Stocks
	(Cost $1,249,094)		1,277,442
	Temporary Cash Investment (4.0%)
	Money Market Fund (4.0%)
2,3	Vanguard Market Liquidity Fund, 2.386%
	(Cost $52,737)	527,330	52,738
	Total Investments (100.3%)
	(Cost $1,301,831)		1,330,180
	Other Assets and Liabilities (-0.3%)
	Other Assets		26,598
	Liabilities[3]		(30,208)
			(3,610)
	Net Assets (100%)
	Applicable to 166,829,067 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,326,570
	Net Asset Value Per Share		$7.95

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	1,277,442
Affiliated Issuers	52,738
Total Investments in Securities	1,330,180
Investment in Vanguard	65
Receivables for Investment Securities Sold	22,708
Receivables for Accrued Income	2,383
Receivables for Capital Shares Issued	533
Other Assets	909
Total Assets	1,356,778
Liabilities
Payables for Investment Securities Purchased	24,357
Collateral for Securities on Loan	566
Payables to Investment Advisor	482
Payables for Capital Shares Redeemed	1,272
Payables to Vanguard	3,161
Other Liabilities	370
Total Liabilities	30,208
Net Assets	1,326,570

5

Global Capital Cycles Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,691,426
Total Distributable Earnings (Loss)	(2,364,856)
Net Assets	1,326,570

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $532,000.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of this security represented 1.1% of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $566,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Global Capital Cycles Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends[1]	25,850
Interest[2]	687
Securities Lending—Net	149
Total Income	26,686
Expenses
Investment Advisory Fees—Note B	988
The Vanguard Group—Note C
Management and Administrative	1,427
Marketing and Distribution	73
Custodian Fees	33
Shareholders’ Reports	27
Trustees’ Fees and Expenses	2
Total Expenses	2,550
Expenses Paid Indirectly	(9)
Net Expenses	2,541
Net Investment Income	24,145
Realized Net Gain (Loss)
Investment Securities Sold[2]	(49,291)
Foreign Currencies	44
Realized Net Gain (Loss)	(49,247)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	82,795
Foreign Currencies	(50)
Change in Unrealized Appreciation (Depreciation)	82,745
Net Increase (Decrease) in Net Assets Resulting from Operations	57,643

1   Dividends are net of foreign withholding taxes of $1,625,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $686,000, ($9,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Global Capital Cycles Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,145	27,385
Realized Net Gain (Loss)	(49,247)	(223,830)
Change in Unrealized Appreciation (Depreciation)	82,745	(439,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,643	(635,474)
Distributions
Net Investment Income	—	(49,344)
Realized Capital Gain	—	—
Total Distributions	—	(49,344)
Capital Share Transactions
Issued	99,311	439,263
Issued in Lieu of Cash Distributions	—	44,709
Redeemed	(229,590)	(968,422)
Net Increase (Decrease) from Capital Share Transactions	(130,279)	(484,450)
Total Increase (Decrease)	(72,636)	(1,169,268)
Net Assets
Beginning of Period	1,399,206	2,568,474
End of Period	1,326,570	1,399,206

See accompanying Notes, which are an integral part of the Financial Statements.

8

Global Capital Cycles Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$7.62	$10.57	$10.74	$6.22	$9.59	$10.38
Investment Operations
Net Investment Income	.138[1]	.122[1]	.049[1]	.066[1,2]	.175[1,3]	.130
Net Realized and Unrealized Gain (Loss) on Investments	.192	(2.858)	(.217)	4.615	(3.397)	(.920)
Total from Investment Operations	.330	(2.736)	(.168)	4.681	(3.222)	(.790)
Distributions
Dividends from Net Investment Income	—	(.214)	(.002)	(.161)	(.148)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	—	(.214)	(.002)	(.161)	(.148)	—
Net Asset Value, End of Period	$7.95	$7.62	$10.57	$10.74	$6.22	$9.59

Total Return[4]	4.33%	-26.17%	-1.56%	75.99%	-34.07%	-7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,327	$1,399	$2,568	$2,612	$1,465	$2,087
Ratio of Total Expenses to Average Net Assets[5]	0.38%	0.33%	0.36%	0.43%	0.35%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.19%	1.38%	0.47%	0.65%[2]	2.22%[3]	1.33%
Portfolio Turnover Rate	38%	110%	35%	29%	8%	62%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.012 and 0.12%, respectively, resulting from a special dividend from Lucara Diamond Corp. in September 2016.

3   Net investment income per share and the ratio of net investment income to average net assets include $.037 and 0.47%, respectively, resulting from a spin-off from BHP Billiton plc in May 2015.

4   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

5   Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.04%), 0.00%, 0.06%, (0.02%), and (0.08%).

See accompanying Notes, which are an integral part of the Financial Statements.

9

Global Capital Cycles Fund

Notes to Financial Statements

Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

10

Global Capital Cycles Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

11

Global Capital Cycles Fund

B.   Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP, beginning February 1, 2020, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Custom Global Capital Cycles Index since January 31, 2019. For the six months ended July 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $65,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.00% of average net assets).

E.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	753,928	523,514	—
Temporary Cash Investments	52,738	—	—
Total	806,666	523,514	—

12

Global Capital Cycles Fund

F.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,301,831
Gross Unrealized Appreciation	114,429
Gross Unrealized Depreciation	(86,080)
Net Unrealized Appreciation (Depreciation)	28,349

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $2,362,159,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.   During the six months ended July 31, 2019, the fund purchased $249,316,000 of investment securities and sold $359,893,000 of investment securities, other than temporary cash investments.

H.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2019	January 31, 2019
	Shares	Shares
	(000)	(000)
Issued	12,713	49,157
Issued in Lieu of Cash Distributions	—	5,000
Redeemed	(29,508)	(113,485)
Net Increase (Decrease) in Shares Outstanding	(16,795)	(59,328)

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

13

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018 and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

14

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q532 092019

Semiannual Report | July 31, 2019 Vanguard Health Care Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Health Care Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,003.33	$1.54
Admiral™ Shares	1,000.00	1,003.53	1.29
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.26	$1.56
Admiral Shares	1,000.00	1,023.51	1.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Health Care Fund

Sector Diversification

As of July 31, 2019

Biotechnology	14.8%
Consumer Discretionary	0.7
Health Care Distributors	1.3
Health Care Equipment	15.1
Health Care Facilities	4.1
Health Care Services	1.6
Health Care Supplies	0.6
Health Care Technology	2.5
Life Sciences Tools & Services	3.4
Managed Health Care	10.7
Pharmaceuticals	45.0
Real Estate	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Health Care Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.4%)
United States (69.4%)
Biotechnology (12.4%)
*,1	Incyte Corp.	10,798,720	917,027
*	Vertex Pharmaceuticals Inc.	5,330,762	888,212
*,1	Alnylam Pharmaceuticals Inc.	9,842,666	763,692
*	Biogen Inc.	2,718,603	646,538
*	Regeneron Pharmaceuticals Inc.	1,725,132	525,751
*,^,1	Bluebird Bio Inc.	2,815,599	369,491
*	Seattle Genetics Inc.	4,273,567	323,552
*,1	Alkermes plc	13,080,617	302,947
*,^,1	Agios Pharmaceuticals Inc.	5,178,416	249,134
*,1	Medicines Co.	5,717,320	204,909
*	Ionis Pharmaceuticals Inc.	1,671,708	110,099
*,1	Ironwood Pharmaceuticals Inc. Class A	10,298,941	109,478
*,^	Portola Pharmaceuticals Inc.	2,939,614	78,429
*	Cyclerion Therapeutics Inc.	989,481	9,192
			5,498,451
Equity Real Estate
Investment Trusts (REITs) (0.2%)
	Alexandria Real Estate Equities Inc.	557,500	81,596

Health Care Equipment & Supplies (12.6%)
	Abbott Laboratories	14,661,311	1,277,000
*	Boston Scientific Corp.	27,396,069	1,163,237
	Medtronic plc	10,327,784	1,052,814
	Danaher Corp.	3,859,160	542,212
	Baxter International Inc.	5,959,121	500,388
	Zimmer Biomet Holdings Inc.	2,771,941	374,572
*	Edwards Lifesciences Corp.	1,098,415	233,798
*,^	Insulet Corp.	832,879	102,394
*	Intuitive Surgical Inc.	173,700	90,239
*	Hologic Inc.	1,733,897	88,862
	Hill-Rom Holdings Inc.	671,600	71,620
	Teleflex Inc.	198,600	67,472
			5,564,608
Health Care Providers & Services (17.1%)
	UnitedHealth Group Inc.	9,790,036	2,437,817
	Anthem Inc.	4,063,341	1,197,101
	HCA Healthcare Inc.	6,818,745	910,371
	CVS Health Corp.	12,625,665	705,396
	Universal Health Services Inc. Class B	4,106,000	619,431
	McKesson Corp.	4,072,464	565,869
	Humana Inc.	1,273,994	378,058
*	WellCare Health Plans Inc.	1,061,400	304,887
*	Centene Corp.	3,968,400	206,714
*,^	Acadia Healthcare Co. Inc.	4,337,455	138,538
*	Molina Healthcare Inc.	762,800	101,284
	Encompass Health Corp.	338,100	21,584
			7,587,050
Health Care Technology (2.4%)
	Cerner Corp.	11,358,117	813,809
*,1	Allscripts Healthcare Solutions Inc.	9,845,231	101,406
*,^	Teladoc Health Inc.	1,462,938	99,831
*,^	Change Healthcare Inc.	3,000,000	41,790
			1,056,836
Life Sciences Tools & Services (2.9%)
	Thermo Fisher Scientific Inc.	2,780,767	772,163
*	IQVIA Holdings Inc.	976,411	155,415
*	Illumina Inc.	469,688	140,615
	Agilent Technologies Inc.	1,686,150	117,036
*	PRA Health Sciences Inc.	877,986	87,720
*	Syneos Health Inc.	475,600	24,298
			1,297,247

4

Health Care Fund

			Market
			Value•
		Shares	($000)
Pharmaceuticals (21.8%)
	Bristol-Myers Squibb Co.	51,101,515	2,269,418
	Pfizer Inc.	48,340,618	1,877,550
	Eli Lilly & Co.	13,901,462	1,514,564
	Allergan plc	8,606,355	1,381,320
	Merck & Co. Inc.	12,599,849	1,045,661
*,1	Mylan NV	43,203,720	902,958
*	Elanco Animal Health Inc.	10,448,503	344,383
*,1	Nektar Therapeutics Class A	10,074,642	286,724
*	Amneal Pharmaceuticals Inc.	9,306,210	34,061
			9,656,639
Total United States			30,742,427
International (28.0%)
Belgium (2.7%)
[1]	UCB SA	11,524,209	898,619
*	Galapagos NV	1,151,526	199,802
*	Argenx SE	683,232	95,986
			1,194,407
China (0.4%)
[2]	WuXi AppTec Co. Ltd.	7,751,100	71,608
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,799,500	43,811
	Sino Biopharmaceutical Ltd.	26,203,500	31,962
	Shandong Weigao Group Medical Polymer Co. Ltd.	20,368,000	19,418
			166,799
Denmark (0.9%)
*	Genmab A/S	1,881,023	348,377
*	Genmab A/S ADR	3,150,246	57,618
			405,995
France (0.7%)
	EssilorLuxottica SA	2,266,105	306,755

Germany (0.2%)
*	QIAGEN NV	2,056,300	78,052

Hong Kong (0.4%)
*	BeiGene Ltd. ADR	1,301,665	178,771

Ireland (0.1%)
*	ICON plc	170,300	26,596

Israel (0.9%)
*	Teva Pharmaceutical Industries Ltd. ADR	50,083,811	397,165

Japan (8.2%)
[1]	Eisai Co. Ltd.	18,458,677	997,650
	Chugai Pharmaceutical Co. Ltd.	12,408,800	887,813
	Ono Pharmaceutical Co. Ltd.	19,628,460	356,123
	Takeda Pharmaceutical Co. Ltd.	9,395,416	323,352
	Astellas Pharma Inc.	19,589,600	277,622
	Daiichi Sankyo Co. Ltd.	3,428,700	208,352
	Sysmex Corp.	2,732,700	198,402
	Nippon Shinyaku Co. Ltd.	1,977,800	142,522
	Shionogi & Co. Ltd.	2,242,054	124,131
	Terumo Corp.	3,598,600	104,738
	Kyowa Kirin Co. Ltd.	672,705	11,087
			3,631,792
Netherlands (0.8%)
	Koninklijke Philips NV	7,859,382	368,689

Switzerland (5.6%)
	Novartis AG	18,700,557	1,714,820
	Roche Holding AG	1,567,149	419,471
*	Alcon Inc.	3,740,111	216,588
	Roche Holding AG (Bearer)	376,066	100,858
*	Idorsia Ltd.	809,587	17,245
			2,468,982
United Kingdom (7.1%)
	AstraZeneca plc	30,573,024	2,641,325
	Smith & Nephew plc	12,297,944	278,411
	Hikma Pharmaceuticals plc	7,465,828	166,558
	NMC Health plc	2,296,736	68,588
[2]	ConvaTec Group plc	5,950,507	11,243
			3,166,125
Total International			12,390,128
Total Common Stocks (Cost $29,011,772)			43,132,555
Temporary Cash Investments (2.6%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 2.386%	1,073,433	107,354

5

Health Care Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreements (1.8%)
Bank of America Securities, LLC 2.560%, 8/1/19 (Dated 7/31/19, Repurchase Value $26,202,000, collateralized by Government National Mortgage Assn. 3.464%–5.326%, 5/20/49–6/20/69 with a value of $26,724,000)	26,200	26,200
Bank of Nova Scotia 2.520%, 8/1/19 (Dated 7/31/19, Repurchase Value $141,210,000, collateralized by U.S. Treasury Note/Bond 1.125%–8.750%, 8/15/19–11/15/46 with a value of $144,034,000)	141,200	141,200
Barclays Capital Inc. 2.530%, 8/1/19 (Dated 7/31/19, Repurchase Value $41,903,000, collateralized by U.S. Treasury Note/Bond 2.875%, 8/15/45 with a value of $42,738,000)	41,900	41,900
BNP Paribas Securities Corp. 2.550%, 8/1/19 (Dated 7/31/19, Repurchase Value $88,506,000, collateralized by Federal Farm Credit Bank 3.980%, 4/5/38, Federal Home Loan Mortgage Corp. 3.500%, 5/1/46, Federal National Mortgage Assn. 2.722%–6.000%, 2/1/23–11/1/48, Government National Mortgage Assn. 3.000%–4.000%, 11/20/45–9/20/48, and U.S. Treasury Note/Bond 1.250%–2.875%, 12/31/20–5/15/43 with a value of $90,270,000)	88,500	88,500
HSBC Bank USA 2.540%, 8/1/19 (Dated 7/31/19, Repurchase Value $84,406,000, collateralized by Federal National Mortgage Assn. 0.000%–6.000%, 8/1/25–5/1/49 with a value of $86,088,000)	84,400	84,400
Natixis SA 2.530%, 8/1/19 (Dated 7/31/19, Repurchase Value $259,618,000, collateralized by Federal Home Loan Bank 3.370%–4.080%, 2/12/30–5/25/33, Federal Home Loan Mortgage Corp. 0.000%, 3/15/29–3/15/31, Federal National Mortgage Assn. 0.000%, 7/15/28–5/15/30, and U.S. Treasury Note/Bond 0.000%–3.750% 12/5/19–11/15/43 with a value of $264,792,000)	259,600	259,600
Nomura International PLC 2.540%, 8/1/19 (Dated 7/31/19, Repurchase Value $123,909,000, collateralized by U.S. Treasury Note/Bond 1.375%–6.125%, 5/31/20–8/15/28 with a value of $126,378,000)	123,900	123,900
RBC Capital Markets LLC 2.540%, 8/1/19 (Dated 7/31/19, Repurchase Value $3,000,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%, 3/1/49, Federal National Mortgage Assn. 3.500%–4.500%, 2/1/41–5/1/49 with a value of $3,060,000)	3,000	3,000

6

Health Care Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Wells Fargo & Co. 2.540%, 8/1/19 (Dated 7/31/19, Repurchase Value $42,503,000, collateralized by Federal Home Loan Mortgage Corp. 3.000%–3.500%, 1/1/33–3/1/49, Federal National Mortgage Assn. 2.500%–5.000%, 8/1/31–12/1/48 with a value of $43,350,000)	42,500	42,500
		811,200
Commercial Paper (0.6%)
[5] Exxon Mobil Corp., 2.272%, 8/13/19	50,000	49,960
Exxon Mobil Corp., 2.282%, 8/14/19	100,000	99,910
[5] PepsiCo Inc., 2.257%, 8/15/19	100,000	99,904
		249,774
Total Temporary Cash Investments (Cost $1,168,340)		1,168,328
Total Investments (100.0%) (Cost $30,180,112)		44,300,883

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets[4]	591,132
Liabilities[4]	(585,932)
5,200
Net Assets (100%)	44,306,083

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	38,089,494
Affiliated Issuers	6,211,389
Total Investments in Securities	44,300,883
Investment in Vanguard	2,139
Receivables for Investment Securities Sold	499,465
Receivables for Accrued Income	84,564
Receivables for Capital Shares Issued	2,740
Other Assets[4]	2,224
Total Assets	44,892,015
Liabilities
Payables for Investment Securities Purchased	411,920
Collateral for Securities on Loan	109,431
Payables to Investment Advisor	13,236
Payables for Capital Shares Redeemed	20,258
Payables to Vanguard	30,689
Other Liabilities	398
Total Liabilities	585,932
Net Assets	44,306,083

7

Health Care Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	28,271,095
Total Distributable Earnings (Loss)	16,034,988
Net Assets	44,306,083

Investor Shares—Net Assets
Applicable to 42,780,050 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,351,521
Net Asset Value Per Share—Investor Shares	$195.22

Admiral Shares—Net Assets
Applicable to 436,694,802 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,954,562
Net Asset Value Per Share—Admiral Shares	$82.33

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104,257,000.

1   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $82,851,000, representing 0.2% of net assets.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $109,431,000 of collateral received for securities on loan, of which $107,241,000 is held in Vanguard Market Liquidity Fund and $2,190,000 is held in cash.

5   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $149,864,000, representing 0.3% of net assets.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Health Care Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	361,957
Dividends—Affiliated Issuers[2]	24,797
Interest	14,464
Securities Lending—Net	8,349
Total Income	409,567
Expenses
Investment Advisory Fees—Note B
Basic Fee	32,579
Performance Adjustment	(4,619)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,597
Management and Administrative—Admiral Shares	24,564
Marketing and Distribution—Investor Shares	336
Marketing and Distribution—Admiral Shares	510
Custodian Fees	323
Shareholders’ Reports—Investor Shares	115
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	26
Total Expenses	61,438
Net Investment Income	348,129
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,708,304
Investment Securities Sold—Affiliated Issuers	(4,101)
Foreign Currencies	866
Realized Net Gain (Loss)	1,705,069
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(828,190)
Investment Securities—Affiliated Issuers	(1,095,248)
Foreign Currencies	(7)
Change in Unrealized Appreciation (Depreciation)	(1,923,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,753

1   Dividends are net of foreign withholding taxes of $13,719,000.

2   Dividends are net of foreign withholding taxes of $5,981,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Health Care Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	348,129	547,466
Realized Net Gain (Loss)	1,705,069	4,354,399
Change in Unrealized Appreciation (Depreciation)	(1,923,445)	(3,702,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	129,753	1,198,945
Distributions
Net Investment Income
Investor Shares	(3,922)	(96,667)
Admiral Shares	(22,044)	(432,952)
Realized Capital Gain[1]
Investor Shares	(377,915)	(645,188)
Admiral Shares	(1,618,154)	(2,701,232)
Total Distributions	(2,022,035)	(3,876,039)
Capital Share Transactions
Investor Shares	(138,787)	(499,536)
Admiral Shares	(400,041)	847,001
Net Increase (Decrease) from Capital Share Transactions	(538,828)	347,465
Total Increase (Decrease)	(2,431,110)	(2,329,629)
Net Assets
Beginning of Period	46,737,193	49,066,822
End of Period	44,306,083	46,737,193

1   Includes fiscal 2020 and 2019 short-term gain distributions totaling $156,339,000 and $211,812,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Health Care Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	July 31,	Year Ended January 31,
	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$203.34	$215.96	$189.88	$200.67	$216.14	$191.63
Investment Operations
Net Investment Income	1.469[1]	2.375[1]	2.162[1]	2.039	1.934	2.941
Net Realized and Unrealized Gain (Loss) on Investments	(.725)	2.489	38.929	2.951	.566	49.127
Total from Investment Operations	.744	4.864	41.091	4.990	2.500	52.068
Distributions
Dividends from Net Investment Income	(.091)	(2.323)	(2.059)	(1.854)	(2.611)	(2.115)
Distributions from Realized Capital Gains	(8.773)	(15.161)	(12.952)	(13.926)	(15.359)	(25.443)
Total Distributions	(8.864)	(17.484)	(15.011)	(15.780)	(17.970)	(27.558)
Net Asset Value, End of Period	$195.22	$203.34	$215.96	$189.88	$200.67	$216.14

Total Return[2]	0.33%	2.76%	22.29%	2.71%	0.49%	28.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,352	$8,850	$9,853	$9,636	$10,916	$11,660
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.34%	0.38%	0.37%	0.36%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.12%	1.02%	0.98%	0.84%	1.44%
Portfolio Turnover Rate	20%	16%	11%	12%	18%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of (0.02%) for the period ended July 31, 2019, 0.00% for fiscal 2019, 0.04% for fiscal 2018, 0.04% for fiscal 2017, and 0.02% for fiscal 2016. Performance-based investment advisory fees did not apply before fiscal 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Health Care Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	July 31,	Year Ended January 31,
	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$85.75	$91.08	$80.09	$84.64	$91.17	$80.84
Investment Operations
Net Investment Income	.639[1]	1.036[1]	.938[1]	.908	.868	1.290
Net Realized and Unrealized Gain (Loss) on Investments	(.309)	1.057	16.436	1.244	.236	20.715
Total from Investment Operations	.330	2.093	17.374	2.152	1.104	22.005
Distributions
Dividends from Net Investment Income	(.050)	(1.027)	(.920)	(.828)	(1.155)	(.942)
Distributions from Realized Capital Gains	(3.700)	(6.396)	(5.464)	(5.874)	(6.479)	(10.733)
Total Distributions	(3.750)	(7.423)	(6.384)	(6.702)	(7.634)	(11.675)
Net Asset Value, End of Period	$82.33	$85.75	$91.08	$80.09	$84.64	$91.17

Total Return[2]	0.35%	2.81%	22.35%	2.76%	0.54%	28.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,955	$37,888	$39,214	$33,715	$36,606	$34,371
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.28%	0.33%	0.32%	0.31%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.18%	1.07%	1.03%	0.89%	1.49%
Portfolio Turnover Rate	20%	16%	11%	12%	18%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of (0.02%) for the period ended July 31, 2019, 0.00% for fiscal 2019, 0.04% for fiscal 2018, 0.04% for fiscal 2017, and 0.02% for fiscal 2016. Performance-based investment advisory fees did not apply before fiscal 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Health Care Fund

Notes to Financial Statements

Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

13

Health Care Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016—2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest

14

Health Care Fund

call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI Health Care Index for the preceding three years. For the six months ended July 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a decrease of $4,619,000 (0.02%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,139,000, representing 0.00% of the fund’s net assets and 0.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

15

Health Care Fund

The following table summarizes the market value of the fund’s investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	30,742,427	—	—
Common Stocks—International	660,150	11,729,978	—
Temporary Cash Investments	107,354	1,060,974	—
Total	31,509,931	12,790,952	—

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,260,021
Gross Unrealized Appreciation	17,502,824
Gross Unrealized Depreciation	(3,461,962)
Net Unrealized Appreciation (Depreciation)	14,040,862

F.   During the six months ended July 31, 2019, the fund purchased $4,336,199,000 of investment securities and sold $6,410,159,000 of investment securities, other than temporary cash investments.

G.   Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	333,985	1,707	876,659	4,206
Issued in Lieu of Cash Distributions	359,677	1,828	697,907	3,578
Redeemed	(832,449)	(4,275)	(2,074,102)	(9,889)
Net Increase (Decrease)—Investor Shares	(138,787)	(740)	(499,536)	(2,105)
Admiral Shares
Issued	578,764	7,007	2,006,216	22,549
Issued in Lieu of Cash Distributions	1,466,762	17,682	2,800,761	34,068
Redeemed	(2,445,567)	(29,822)	(3,959,976)	(45,334)
Net Increase (Decrease)—Admiral Shares	(400,041)	(5,133)	847,001	11,283

16

Health Care Fund

H.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	235,954	42,221	—	—	(29,041)	—	—	249,134
Alkermes plc	296,315	141,955	—	—	(135,323)	—	—	302,947
Allscripts Healthcare Solutions Inc.	106,428	8,629	—	—	(13,651)	—	—	101,406
Alnylam Pharmaceuticals Inc.	822,158	—	—	—	(58,466)	—	—	763,692
Bluebird Bio Inc.	375,685	—	—	—	(6,194)	—	—	369,491
Eisai Co. Ltd.	1,311,234	87,789	—	—	(401,373)	11,584	—	997,650
Incyte Corp.	895,615	—	25,359	(6,235)	53,006	—	—	917,027
Ironwood Pharmaceuticals Inc.	NA1	30,068	—	—	(11,741)	—	—	109,478
Medicines Co.	129,810	3,328	—	—	71,771	—	—	204,909
Mylan NV	1,045,963	184,650	—	—	(327,655)	—	—	902,958
Nektar Therapeutics	NA1	72,533	—	—	(132,275)	—	—	286,724
UCB SA	1,026,062	—	25,174	2,042	(104,311)	13,213	—	898,619
Vanguard Market Liquidity Fund	80,400	NA2	NA2	92	5	—	—	107,354
Total	6,325,624			(4,101)	(1,095,248)	24,797	—	6,211,389

1   Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.

2   Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

18

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q522 092019

Semiannual Report | July 31, 2019 Vanguard Real Estate Index Funds

Vanguard Real Estate Index Fund Vanguard Real Estate II Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Real Estate Index Fund	3
Real Estate II Index Fund	24
Trustees Approve Advisory Arrangements	38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2019
	Beginning Account Value 1/31/2019	Ending Account Value 7/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,083.85	$1.34
ETF Shares	1,000.00	1,084.46	0.62
Admiral™ Shares	1,000.00	1,084.75	0.62
Institutional Shares	1,000.00	1,085.36	0.52
Real Estate II Index Fund	$1,000.00	$1,085.17	$0.41
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
ETF Shares	1,000.00	1,024.20	0.60
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.30	0.50
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Real Estate Index Fund

Sector Diversification

As of July 31, 2019

Diversified Real Estate Activities	0.2%
Diversified REITs	5.0
Health Care REITs	9.6
Hotel & Resort REITs	4.3
Industrial REITs	7.9
Office REITs	9.5
Real Estate Development	0.5
Real Estate Operating Companies	0.3
Real Estate Services	2.6
Residential REITs	14.5
Retail REITs	12.7
Specialized REITs	32.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.5%)[1]
Diversified REITs (4.4%)
	WP Carey Inc.	8,076,340	698,926
	VEREIT Inc.	42,650,536	388,973
	Liberty Property Trust	7,192,610	376,173
	STORE Capital Corp.	9,825,560	336,132
	PS Business Parks Inc.	998,943	174,815
	Colony Capital Inc.	22,633,317	127,878
	American Assets Trust Inc.	2,375,088	110,204
	Washington REIT	3,882,478	104,633
	Lexington Realty Trust	10,273,323	101,398
	Empire State Realty Trust Inc.	7,227,481	101,257
	Global Net Lease Inc.	4,080,416	79,650
	Alexander & Baldwin Inc.	3,334,227	78,388
	Essential Properties Realty Trust Inc.	3,544,555	74,861
^,2	iStar Inc.	3,321,252	43,841
	Armada Hoffler Properties Inc.	2,445,099	41,396
	Gladstone Commercial Corp.	1,428,524	30,370
	One Liberty Properties Inc.	705,620	20,223
§,2	Winthrop Realty Trust	1,892,511	2,061
			2,891,179
Health Care REITs (8.5%)
	Welltower Inc.	18,786,007	1,561,493
	Ventas Inc.	17,318,529	1,165,364
	HCP Inc.	23,229,699	741,724
^,2	Omega Healthcare Investors Inc.	10,426,328	378,476
	Medical Properties Trust Inc.	21,367,681	373,934
	Healthcare Trust of America Inc. Class A	9,984,063	268,871
	Healthcare Realty Trust Inc.	6,090,134	194,762
	Sabra Health Care REIT Inc.	8,669,770	178,944
	National Health Investors Inc.	2,076,487	164,832
	Physicians Realty Trust	8,872,353	152,693
	CareTrust REIT Inc.	4,324,134	100,450
	Senior Housing Properties Trust	11,567,136	94,851
	LTC Properties Inc.	1,926,342	88,785
	Universal Health Realty Income Trust	636,984	58,704
	Community Healthcare Trust Inc.	872,598	35,855
	New Senior Investment Group Inc.	3,998,156	28,507
			5,588,245
Hotel & Resort REITs (3.8%)
	Host Hotels & Resorts Inc.	36,000,073	626,041
	Park Hotels & Resorts Inc.	9,800,601	258,834
	Hospitality Properties Trust	8,003,698	197,771
	Ryman Hospitality Properties Inc.	2,371,391	177,854
	Pebblebrook Hotel Trust	6,337,894	177,398
	Apple Hospitality REIT Inc.	10,343,398	162,495
	RLJ Lodging Trust	8,530,235	147,402
	Sunstone Hotel Investors Inc.	11,110,234	146,766
	MGM Growth Properties LLC Class A	4,401,260	131,422
	Xenia Hotels & Resorts Inc.	5,485,172	117,547
	DiamondRock Hospitality Co.	9,790,534	98,591
	Chesapeake Lodging Trust	2,957,931	81,254

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Summit Hotel Properties Inc.	5,092,980	56,583
	Chatham Lodging Trust	2,261,507	40,391
	Hersha Hospitality Trust Class A	1,806,660	28,220
	CorePoint Lodging Inc.	2,028,036	23,789
	Ashford Hospitality Trust Inc.	4,655,349	12,616
	Braemar Hotels & Resorts Inc.	1,356,053	12,367
			2,497,341
Industrial REITs (7.0%)
	Prologis Inc.	30,648,038	2,470,538
	Duke Realty Corp.	17,466,091	582,145
	Americold Realty Trust	8,502,022	285,073
	First Industrial Realty Trust Inc.	6,160,666	235,276
	EastGroup Properties Inc.	1,775,071	213,861
	Rexford Industrial Realty Inc.	4,709,131	194,958
	STAG Industrial Inc.	5,475,783	162,740
	Terreno Realty Corp.	2,971,540	145,189
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,014,089	82,737
	Industrial Logistics Properties Trust	3,160,100	67,563
	Monmouth Real Estate Investment Corp.	4,280,734	59,031
^	Innovative Industrial Properties Inc.	538,761	56,931
			4,556,042
Office REITs (8.4%)
	Boston Properties Inc.	7,510,409	998,509
	Alexandria Real Estate Equities Inc.	5,480,314	802,099
	Vornado Realty Trust	8,338,012	536,301
	Kilroy Realty Corp.	4,910,298	390,172
	SL Green Realty Corp.	4,071,026	330,079
	Douglas Emmett Inc.	7,864,302	321,021
	Hudson Pacific Properties Inc.	7,508,011	265,033
	Cousins Properties Inc.	7,066,176	248,588
	Highwoods Properties Inc.	5,035,773	228,271
	JBG SMITH Properties	5,659,458	221,454
	Equity Commonwealth	5,911,058	198,493
	Corporate Office Properties Trust	5,357,757	149,588
	Piedmont Office Realty Trust Inc. Class A	6,103,266	127,009
	Brandywine Realty Trust	8,544,465	126,031
	Paramount Group Inc.	9,072,228	125,469
	Columbia Property Trust Inc.	5,679,466	124,551
	Mack-Cali Realty Corp.	4,390,697	104,411
	Office Properties Income Trust	2,339,791	65,912
	Easterly Government Properties Inc.	2,959,622	55,848
	Franklin Street Properties Corp.	5,225,571	42,118
	NorthStar Realty Europe Corp.	1,937,340	32,935
	City Office REIT Inc.	1,923,262	23,810
^,§,*	New York REIT Liquidating LLC	1,208	16
			5,517,718
Other (11.1%)[3]
4,5	Vanguard Real Estate II Index Fund	339,138,157	7,290,230

Residential REITs (12.9%)
	Equity Residential	17,987,829	1,419,060
	AvalonBay Communities Inc.	6,734,719	1,406,142
	Essex Property Trust Inc.	3,194,307	965,383
	Mid-America Apartment Communities Inc.	5,537,788	652,573
	UDR Inc.	13,401,971	617,295
	Invitation Homes Inc.	21,661,572	595,043
	Sun Communities Inc.	4,199,191	557,695
	Equity LifeStyle Properties Inc.	4,153,730	516,101
	Camden Property Trust	4,698,783	487,311
	Apartment Investment & Management Co.	7,175,692	355,484
	American Homes 4 Rent Class A	12,959,003	313,738
	American Campus Communities Inc.	6,662,009	311,449
	Independence Realty Trust Inc.	4,335,584	53,544
	NexPoint Residential Trust Inc.	915,449	39,511
	Investors Real Estate Trust	571,138	36,410
	Front Yard Residential Corp.	2,477,537	29,755
	Preferred Apartment Communities Inc. Class A	2,027,221	29,374
	UMH Properties Inc.	1,645,175	21,634
			8,407,502

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Retail REITs (11.3%)
	Simon Property Group Inc.	15,022,321	2,436,621
	Realty Income Corp.	14,771,046	1,022,304
	Regency Centers Corp.	7,726,323	515,346
	Federal Realty Investment Trust	3,356,672	443,114
^	National Retail Properties Inc.	7,858,834	410,546
	Kimco Realty Corp.	20,484,975	393,516
	Brixmor Property Group Inc.	14,522,595	275,639
	Spirit Realty Capital Inc.	4,186,906	184,726
	Macerich Co.	5,490,836	181,472
	Weingarten Realty Investors	5,924,892	165,364
	Retail Properties of America Inc.	10,374,442	126,153
	Agree Realty Corp.	1,824,602	121,975
	Taubman Centers Inc.	2,973,898	120,502
	Acadia Realty Trust	3,962,740	111,234
	SITE Centers Corp.	7,025,366	100,111
	Urban Edge Properties	5,551,221	92,872
	Retail Opportunity Investments Corp.	5,005,848	90,806
^	Tanger Factory Outlet Centers Inc.	4,562,291	72,449
	Kite Realty Group Trust	4,084,621	64,986
^	Seritage Growth Properties Class A	1,351,531	56,453
^	American Finance Trust Inc.	4,386,989	51,372
	Getty Realty Corp.	1,687,637	50,595
	RPT Realty	3,898,003	47,751
	Alexander’s Inc.	111,740	41,847
	Saul Centers Inc.	663,021	36,327
^	Washington Prime Group Inc.	9,055,755	32,872
	Urstadt Biddle Properties Inc. Class A	1,451,993	31,349
	Retail Value Inc.	715,903	26,947
	Whitestone REIT	1,749,123	22,301
^	Pennsylvania REIT	3,279,069	19,609
	Spirit MTA REIT	2,088,709	17,566
	Cedar Realty Trust Inc.	4,309,424	11,980
	Urstadt Biddle Properties Inc.	24,039	401
			7,377,106
Specialized REITs (29.1%)
	American Tower Corp.	21,449,426	4,539,128
	Crown Castle International Corp.	20,205,905	2,692,639
	Equinix Inc.	3,924,831	1,970,658
	Public Storage	7,636,440	1,853,822
*	SBA Communications Corp. Class A	5,466,727	1,341,590
	Digital Realty Trust Inc.	9,870,682	1,128,811
	Weyerhaeuser Co.	36,295,130	922,259
	Extra Space Storage Inc.	6,190,026	695,697
	Iron Mountain Inc.	13,919,793	409,381
	Gaming and Leisure Properties Inc.	9,911,916	373,778
	VICI Properties Inc.	16,675,066	355,846
	Lamar Advertising Co. Class A	4,140,913	335,083
	CubeSmart	9,098,936	308,909
	CyrusOne Inc.	5,263,259	302,111
	EPR Properties	3,614,306	269,013
	Life Storage Inc.	2,266,673	220,978
	CoreSite Realty Corp.	1,784,585	187,042
	Outfront Media Inc.	6,840,808	185,933
	Rayonier Inc.	6,300,481	182,966
	QTS Realty Trust Inc. Class A	2,677,041	123,893
	PotlatchDeltic Corp.	3,301,907	121,576
	GEO Group Inc.	5,871,227	104,567
	CoreCivic Inc.	5,772,806	97,965
	Four Corners Property Trust Inc.	3,320,671	89,459
	National Storage Affiliates Trust	2,753,891	83,415
^	Uniti Group Inc.	8,700,163	73,255
^	CorEnergy Infrastructure Trust Inc.	621,357	25,146
	CatchMark Timber Trust Inc. Class A	2,399,707	24,381
	Jernigan Capital Inc.	991,674	19,675
	Farmland Partners Inc.	672	4
			19,038,980
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,728,395)			63,164,343
Real Estate Management & Development (3.2%)[1]
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	739,762	36,426
*	St. Joe Co.	1,754,656	33,760
*	Tejon Ranch Co.	1,072,792	19,879
*	Five Point Holdings LLC Class A	2,421,390	18,911
			108,976
Real Estate Development (0.4%)
*	Howard Hughes Corp.	1,985,395	268,028
*	Forestar Group Inc.	508,989	10,516
			278,544

Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	6,265,093	134,825
*	FRP Holdings Inc.	342,358	16,974
			151,799
	Real Estate Services (2.4%)
*	CBRE Group Inc. Class A	15,745,166	834,651
	Jones Lang LaSalle Inc.	2,503,787	364,777
*	Cushman & Wakefield plc	4,745,611	94,153
^,*	Redfin Corp.	3,521,839	63,534
	Newmark Group Inc. Class A	6,410,974	63,212
*	Marcus & Millichap Inc.	1,130,770	37,542
^	Realogy Holdings Corp.	5,516,403	28,741
	RE/MAX Holdings Inc. Class A	861,876	25,063
^,*	eXp World Holdings Inc.	849,789	8,982
^,*	Altisource Portfolio Solutions SA	342,399	7,190
			1,527,845
	Total Real Estate Management & Development (Cost $1,998,148)		2,067,164
	Temporary Cash Investment (1.2%)[1]
	Money Market Fund (1.2%)
6,7	Vanguard Market Liquidity Fund, 2.386% (Cost $802,937)	8,029,031	802,983
	Total Investments (100.9%) (Cost $56,529,480)		66,034,490
	Other Assets and Liabilities (-0.9%)
	Other Assets[8]		87,766
	Liabilities[7]		(673,203)
			(585,437)
	Net Assets (100%)		65,449,053

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	57,516,899
Affiliated Issuers	1,227,361
Vanguard Real Estate II Index Fund	7,290,230
Total Investments in Securities	66,034,490
Investment in Vanguard	3,066
Receivables for Investment Securities Sold	12,559
Receivables for Accrued Income	29,993
Receivables for Capital Shares Issued	40,373
Unrealized Appreciation—OTC Swap Contracts	575
Collateral for OTC Swap Contracts	1,200
Total Assets	66,122,256
Liabilities
Payables for Investment Securities Purchased	(33,123)
Collateral for Securities on Loan	(590,991)
Payables for Capital Shares Redeemed	(21,958)
Payables to Vanguard	(18,553)
Unrealized Depreciation—OTC Swap Contracts	(2,722)
Other Liabilities	(5,856)
Total Liabilities	(673,203)
Net Assets (100%)	65,449,053

Real Estate Index Fund

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	57,722,611
Total Distributable Earnings (Loss)	7,726,442
Net Assets	65,449,053

Investor Shares—Net Assets
Applicable to 8,038,444 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	237,495
Net Asset Value Per Share—Investor Shares	$29.54

ETF Shares—Net Assets
Applicable to 389,981,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,678,680
Net Asset Value Per Share—ETF Shares	$88.92

Admiral Shares—Net Assets
Applicable to 170,629,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,504,332
Net Asset Value Per Share—Admiral Shares	$126.03

Institutional Shares—Net Assets
Applicable to 462,852,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,028,546
Net Asset Value Per Share—Institutional Shares	$19.51

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $563,018,000.

§   Security value determined using significant unobservable inputs.

*     Non-income-producing security.

1   The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund’s effective investment securities and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.

2   Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total value of affiliated companies is $424,378,000.

3   “Other” represents securities that are not classified by the fund’s benchmark index.

4   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

5   Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund’s Statement of Net Assets.

6   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7   Includes $590,991,000 of collateral received for securities on loan.

8   Cash of $1,200,000 has been segregated as collateral for open over-the-counter swap contracts.

REIT—Real Estate Investment Trust.

OTC—Over-the-Counter.

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Digital Realty Trust Inc.	2/4/20	GSI	7,584	(2.237)	192	—
Digital Realty Trust Inc.	2/4/20	GSI	6,228	(2.234)	176	—
Digital Realty Trust Inc.	2/4/20	GSI	6,270	(2.230)	20	—
Digital Realty Trust Inc.	2/4/20	GSI	6,290	(2.224)	—	—
Federal Realty Investment Trust	2/4/20	GSI	34,245	(2.314)	47	—
Regency Centers Corp.	2/4/20	GSI	28,619	(2.314)	—	(631)
Retail Opportunities Investment Corp.	2/4/20	GSI	9,466	(2.314)	140	—
Seritage Growth Properties Class A	2/4/20	GSI	12,624	(2.314)	—	(104)
VEREIT Inc.	2/4/20	GSI	40,392	(2.314)	—	(300)
VICI Properties Inc.	2/4/20	GSI	65,670	(2.271)	—	(1,687)
					575	(2,722)

GSI—Goldman Sachs International.

1   Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	764,055
Dividends—Affiliated Issuers	50,131
Dividends—Vanguard Real Estate II Index Fund	102,332
Interest—Unaffiliated Issuers	4
Interest—Affiliated Issuers	4,034
Securities Lending—Net	1,853
Total Income	922,409
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,704
Management and Administrative—Investor Shares	2,009
Management and Administrative—ETF Shares	16,957
Management and Administrative—Admiral Shares	9,952
Management and Administrative—Institutional Shares	3,746
Marketing and Distribution—Investor Shares	75
Marketing and Distribution—ETF Shares	759
Marketing and Distribution—Admiral Shares	438
Marketing and Distribution—Institutional Shares	136
Custodian Fees	66
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—ETF Shares	578
Shareholders’ Reports—Admiral Shares	126
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	14
Total Expenses	36,607
Expenses Paid Indirectly	(64)
Net Expenses	36,543
Net Investment Income	885,866
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	104,847
Capital Gain Distributions Received—Affiliated Issuers	1,006
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	1,041,613
Investment Securities Sold—Affiliated Issuers[1]	(38,762)
Investment Securities Sold—Vanguard Real Estate II Index Fund	—

Real Estate Index Fund

Statement of Operations (continued)
Six Months Ended
July 31, 2019
($000)
Futures Contracts	434
Swap Contracts	9,912
Realized Net Gain (Loss)	1,119,050
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,662,348
Investment Securities—Affiliated Issuers	(5,922)
Investment Securities—Vanguard Real Estate II Index Fund	468,434
Swap Contracts	(2,147)
Change in Unrealized Appreciation (Depreciation)	3,122,713
Net Increase (Decrease) in Net Assets Resulting from Operations	5,127,629

1   Includes $1,227,907,000 of net gain (loss) resulting from in-kind redemptions, such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	885,866	1,817,544
Realized Net Gain (Loss)	1,119,050	924,880
Change in Unrealized Appreciation (Depreciation)	3,122,713	2,345,988
Net Increase (Decrease) in Net Assets Resulting from Operations	5,127,629	5,088,412
Distributions
Net Investment Income
Investor Shares	(25,833)	(62,454)
ETF Shares	(559,009)	(1,028,975)
Admiral Shares	(321,897)	(579,344)
Institutional Shares	(147,721)	(269,632)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Investor Shares	—	(20,882)
ETF Shares	—	(344,053)
Admiral Shares	—	(193,713)
Institutional Shares	—	(90,156)
Total Distributions	(1,054,460)	(2,589,209)
Capital Share Transactions
Investor Shares	(1,740,798)	(355,274)
ETF Shares	1,662,512	(2,701,593)
Admiral Shares	2,039,846	(367,595)
Institutional Shares	257,658	(371,447)
Net Increase (Decrease) from Capital Share Transactions	2,219,218	(3,795,909)
Total Increase (Decrease)	6,292,387	(1,296,706)
Net Assets
Beginning of Period	59,156,666	60,453,372
End of Period	65,449,053	59,156,666

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.69	$26.40	$27.38	$25.59	$28.73	$22.37
Investment Operations
Net Investment Income	.346[1]	.787[1]	.761[1]	.746	.711	.645
Net Realized and Unrealized Gain (Loss) on Investments	1.959	1.639	(.614)	2.324	(2.851)	6.650
Total from Investment Operations	2.305	2.426	.147	3.070	(2.140)	7.295
Distributions
Dividends from Net Investment Income	(.455)	(.851)	(.788)	(.752)	(.695)	(.624)
Distributions from Realized Capital Gains	—	—	(.011)	(.187)	—	—
Return of Capital	—	(.285)	(.328)	(.341)	(.305)	(.311)
Total Distributions	(.455)	(1.136)	(1.127)	(1.280)	(1.000)	(.935)
Net Asset Value, End of Period	$29.54	$ 27.69	$26.40	$27.38	$25.59	$28.73

Total Return[2]	8.39%	9.53%	0.45%	12.07%	-7.44%	33.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$1,871	$2,143	$2,603	$2,621	$3,231
Ratio of Total Expenses to Average Net Assets	0.26%	0.25%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.02%	2.87%	2.60%	2.66%	2.56%
Portfolio Turnover Rate[3]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$83.36	$79.47	$82.43	$77.05	$86.49	$67.36
Investment Operations
Net Investment Income	1.209[1]	2.487[1]	2.499[1]	2.334	2.217	2.011
Net Realized and Unrealized Gain (Loss) on Investments	5.794	4.934	(1.945)	7.022	(8.533)	20.038
Total from Investment Operations	7.003	7.421	.554	9.356	(6.316)	22.049
Distributions
Dividends from Net Investment Income	(1.443)	(2.646)	(2.458)	(2.353)	(2.170)	(1.947)
Distributions from Realized Capital Gains	—	—	(.034)	(.563)	—	—
Return of Capital	—	(.885)	(1.022)	(1.060)	(.954)	(.972)
Total Distributions	(1.443)	(3.531)	(3.514)	(3.976)	(3.124)	(2.919)
Net Asset Value, End of Period	$88.92	$83.36	$79.47	$82.43	$77.05	$86.49

Total Return	8.45%	9.70%	0.59%	12.25%	-7.31%	33.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,679	$30,857	$32,377	$33,527	$27,007	$29,487
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.15%	3.01%	2.74%	2.80%	2.70%
Portfolio Turnover Rate[2]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$118.14	$112.63	$116.83	$109.19	$122.58	$95.46
Investment Operations
Net Investment Income	1.740[1]	3.507[1]	3.538[1]	3.306	3.142	2.852
Net Realized and Unrealized Gain (Loss) on Investments	8.196	7.008	(2.761)	9.966	(12.105)	28.403
Total from Investment Operations	9.936	10.515	.777	13.272	(8.963)	31.255
Distributions
Dividends from Net Investment Income	(2.046)	(3.751)	(3.483)	(3.333)	(3.076)	(2.758)
Distributions from Realized Capital Gains	—	—	(.048)	(.798)	—	—
Return of Capital	—	(1.254)	(1.447)	(1.501)	(1.351)	(1.377)
Total Distributions	(2.046)	(5.005)	(4.978)	(5.632)	(4.427)	(4.135)
Net Asset Value, End of Period	$126.03	$118.14	$112.63	$116.83	$109.19	$122.58

Total Return[2]	8.47%	9.69%	0.58%	12.23%	-7.30%	33.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,504	$18,223	$17,757	$18,337	$15,029	$15,725
Ratio of Total Expenses to Average Net Assets	0.12%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.16%	3.01%	2.74%	2.80%	2.70%
Portfolio Turnover Rate[3]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.28	$17.43	$18.08	$16.90	$18.97	$14.78
Investment Operations
Net Investment Income	.267[1]	.543[1]	.568[1]	.515	.489	.444
Net Realized and Unrealized Gain (Loss) on Investments	1.282	1.085	(.444)	1.540	(1.870)	4.390
Total from Investment Operations	1.549	1.628	.124	2.055	(1.381)	4.834
Distributions
Dividends from Net Investment Income	(.319)	(.583)	(.542)	(.519)	(.479)	(.430)
Distributions from Realized Capital Gains	—	—	(.007)	(.123)	—	—
Return of Capital	—	(.195)	(.225)	(.233)	(.210)	(.214)
Total Distributions	(.319)	(.778)	(.774)	(.875)	(.689)	(.644)
Net Asset Value, End of Period	$19.51	$18.28	$17.43	$18.08	$16.90	$18.97

Total Return	8.54%	9.70%	0.60%	12.23%	-7.27%	33.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,029	$8,206	$8,176	$7,799	$6,785	$6,788
Ratio of Total Expenses to Average Net Assets	0.10%	0.09%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.18%	3.03%	2.76%	2.82%	2.72%
Portfolio Turnover Rate[2]	7%	24%	6%	7%	11%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund

Notes to Financial Statements

Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

Real Estate Index Fund

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Real Estate Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to the earliest

Real Estate Index Fund

call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,066,000, representing 0.00% of the fund’s net assets and 1.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended July 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $64,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Real Estate Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	65,229,430	—	2,077
Temporary Cash Investments	802,983	—	—
Swap Contracts—Assets	—	575	—
Swap Contracts—Liabilities	—	(2,722)	—
Total	66,032,413	(2,147)	2,077

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	56,529,480
Gross Unrealized Appreciation	12,584,194
Gross Unrealized Depreciation	(3,081,331)
Net Unrealized Appreciation (Depreciation)	9,502,863

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $1,574,736,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $8,709,124,000 of investment securities and sold $6,330,797,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,769,587,000 and $4,258,480,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Real Estate Index Fund

G.          Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	376,099	12,987	202,254	7,803
Issued in Lieu of Cash Distributions	23,989	838	77,560	2,978
Redeemed[1]	(2,140,886)	(73,360)	(635,088)	(24,392)
Net Increase (Decrease)—Investor Shares	(1,740,798)	(59,535)	(355,274)	(13,611)
ETF Shares
Issued	5,959,901	69,401	8,087,624	102,051
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,297,389)	(49,600)	(10,789,217)	(139,300)
Net Increase (Decrease)—ETF Shares	1,662,512	19,801	(2,701,593)	(37,249)
Admiral Shares
Issued[1]	3,360,352	27,106	2,761,716	24,919
Issued in Lieu of Cash Distributions	282,930	2,319	680,270	6,116
Redeemed	(1,603,436)	(13,047)	(3,809,581)	(34,442)
Net Increase (Decrease)—Admiral Shares	2,039,846	16,378	(367,595)	(3,407)
Institutional Shares
Issued	966,600	51,127	1,757,587	102,091
Issued in Lieu of Cash Distributions	139,242	7,374	338,704	19,682
Redeemed	(848,184)	(44,442)	(2,467,738)	(142,026)
Net Increase (Decrease)—Institutional Shares	257,658	14,059	(371,447)	(20,253)

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares–Redeemed and Admiral Shares–Issued include $2,012,199,000 from the conversion during the six months ended July 31, 2019.

Real Estate Index Fund

H.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds	Realized				July 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Brookfield Property REIT Inc.	137,387	1,249	149,263	(47,620)	21,133	39,185	769	—
iStar Inc.	NA2	4,203	3,273	189	11,774	419	210	43,841
Omega Healthcare Investors Inc.	NA2	141,983	40,806	8,671	(38,858)	10,527	27	378,476
Vanguard Market Liquidity Fund	801,441	NA3	NA3	(2)	29	4,034	—	802,983
Vanguard Real Estate II Index Fund	6,719,464	102,332	—	—	468,434	102,332	—	7,290,230
Winthrop Realty Trust	2,061	—	—	—	—	—	—	2,061
Total	7,660,353	249,767	193,342	(38,762)	462,512	156,497	1,006	8,517,591

1   Does not include adjustments to related return of capital.

2   Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.

3   Not applicable—purchases and sales are for temporary cash investment purposes.

I.    Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund

Sector Diversification

As of July 31, 2019

Diversified Real Estate Activities	0.2%
Diversified REITs	4.7
Health Care REITs	9.6
Hotel & Resort REITs	4.3
Industrial REITs	7.9
Office REITs	9.5
Real Estate Development	0.5
Real Estate Operating Companies	0.3
Real Estate Services	2.6
Residential REITs	14.5
Retail REITs	12.9
Specialized REITs	33.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate II Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Equity Real Estate Investment
Trusts (REITs) (96.0%)[1]
Diversified REITs (4.6%)
WP Carey Inc.	1,012,146	87,591
Liberty Property Trust	901,702	47,159
STORE Capital Corp.	1,231,527	42,131
VEREIT Inc.	2,848,367	25,977
PS Business Parks Inc.	125,019	21,878
Colony Capital Inc.	2,840,035	16,046
American Assets Trust Inc.	297,853	13,820
Washington REIT	487,202	13,130
Lexington Realty Trust	1,289,298	12,725
Empire State Realty Trust Inc.	906,768	12,704
Global Net Lease Inc.	511,441	9,983
Alexander & Baldwin Inc.	417,530	9,816
Essential Properties Realty Trust Inc.	444,300	9,384
iStar Inc.	415,651	5,487
Armada Hoffler Properties Inc.	307,263	5,202
Gladstone Commercial Corp.	179,754	3,822
One Liberty Properties Inc.	88,378	2,533
		339,388
Health Care REITs (9.6%)
Welltower Inc.	2,354,705	195,723
Ventas Inc.	2,170,821	146,074
HCP Inc.	2,911,811	92,974
^ Omega Healthcare Investors Inc.	1,307,211	47,452
Medical Properties Trust Inc.	2,678,760	46,878
Healthcare Trust of America Inc. Class A	1,251,080	33,692
Healthcare Realty Trust Inc.	763,859	24,428
Sabra Health Care REIT Inc.	1,086,533	22,426
National Health Investors Inc.	260,377	20,669
Physicians Realty Trust	1,111,589	19,130
CareTrust REIT Inc.	541,788	12,586
Senior Housing Properties Trust	1,449,098	11,883
LTC Properties Inc.	241,800	11,145
Universal Health Realty Income Trust	79,608	7,337
Community Healthcare Trust Inc.	109,151	4,485
New Senior Investment Group Inc.	499,795	3,563
		700,445
Hotel & Resort REITs (4.3%)
Host Hotels & Resorts Inc.	4,512,953	78,480
Park Hotels & Resorts Inc.	1,228,420	32,443
Hospitality Properties Trust	1,002,299	24,767
Ryman Hospitality Properties Inc.	297,240	22,293
Pebblebrook Hotel Trust	794,636	22,242
Apple Hospitality REIT Inc.	1,294,898	20,343
RLJ Lodging Trust	1,067,595	18,448
Sunstone Hotel Investors Inc.	1,390,739	18,372
MGM Growth Properties LLC Class A	551,352	16,463
Xenia Hotels & Resorts Inc.	686,772	14,717
DiamondRock Hospitality Co.	1,227,449	12,360
Chesapeake Lodging Trust	370,263	10,171
Summit Hotel Properties Inc.	638,554	7,094
Chatham Lodging Trust	284,044	5,073
Hersha Hospitality Trust Class A	227,458	3,553

Real Estate II Index Fund

		Market
		Value•
	Shares	($000)
CorePoint Lodging Inc.	253,759	2,977
Ashford Hospitality Trust Inc.	583,361	1,581
Braemar Hotels & Resorts Inc.	167,957	1,532
		312,909
Industrial REITs (7.8%)
Prologis Inc.	3,841,742	309,683
Duke Realty Corp.	2,189,444	72,974
Americold Realty Trust	1,066,942	35,774
First Industrial Realty Trust Inc.	771,543	29,465
EastGroup Properties Inc.	222,323	26,785
Rexford Industrial Realty Inc.	590,262	24,437
STAG Industrial Inc.	685,439	20,371
Terreno Realty Corp.	372,470	18,199
Hannon Armstrong Sustainable Infrastructure Capital Inc.	377,912	10,374
Industrial Logistics Properties Trust	396,493	8,477
Monmouth Real Estate Investment Corp.	536,676	7,401
^ Innovative Industrial Properties Inc.	67,529	7,136
		571,076
Office REITs (9.5%)
Boston Properties Inc.	941,372	125,156
Alexandria Real Estate Equities Inc.	687,037	100,555
Vornado Realty Trust	1,045,140	67,224
Kilroy Realty Corp.	615,345	48,895
SL Green Realty Corp.	510,030	41,353
Douglas Emmett Inc.	985,521	40,229
Hudson Pacific Properties Inc.	940,543	33,201
Cousins Properties Inc.	885,649	31,157
Highwoods Properties Inc.	631,199	28,612
JBG SMITH Properties	709,794	27,774
Equity Commonwealth	741,013	24,883
Corporate Office Properties Trust	671,994	18,762
Piedmont Office Realty Trust Inc. Class A	765,574	15,932
Brandywine Realty Trust	1,071,738	15,808
Paramount Group Inc.	1,137,155	15,727
Columbia Property Trust Inc.	712,526	15,626
Mack-Cali Realty Corp.	550,750	13,097
Office Properties Income Trust	293,012	8,254
Easterly Government Properties Inc.	370,925	6,999
Franklin Street Properties Corp.	654,426	5,275
NorthStar Realty Europe Corp.	243,418	4,138
City Office REIT Inc.	240,332	2,975
		691,632
Residential REITs (14.5%)
Equity Residential	2,254,533	177,860
AvalonBay Communities Inc.	844,137	176,247
Essex Property Trust Inc.	400,355	120,995
Mid-America Apartment Communities Inc.	694,089	81,792
UDR Inc.	1,679,672	77,366
Invitation Homes Inc.	2,715,524	74,595
Sun Communities Inc.	526,360	69,906
Equity LifeStyle Properties Inc.	520,659	64,692
Camden Property Trust	588,932	61,078
Apartment Investment & Management Co.	899,567	44,565
American Homes 4 Rent Class A	1,623,720	39,310
American Campus Communities Inc.	835,135	39,043
Independence Realty Trust Inc.	544,184	6,721
NexPoint Residential Trust Inc.	115,127	4,969
Investors Real Estate Trust	71,863	4,581
Front Yard Residential Corp.	311,316	3,739
Preferred Apartment Communities Inc. Class A	253,914	3,679
UMH Properties Inc.	206,036	2,709
		1,053,847
Retail REITs (12.8%)
Simon Property Group Inc.	1,883,013	305,425
Realty Income Corp.	1,851,476	128,141
Regency Centers Corp.	1,020,893	68,094
Federal Realty Investment Trust	453,237	59,832
^ National Retail Properties Inc.	984,998	51,456
Kimco Realty Corp.	2,568,220	49,336

Real Estate II Index Fund

			Market
			Value•
		Shares	($000)
	Brixmor Property Group Inc.	1,819,758	34,539
	Spirit Realty Capital Inc.	524,612	23,146
	Macerich Co.	688,578	22,758
	Weingarten Realty Investors	742,722	20,729
	Retail Properties of America Inc.	1,301,492	15,826
	Agree Realty Corp.	228,870	15,300
	Taubman Centers Inc.	372,553	15,096
	Acadia Realty Trust	497,199	13,956
	Retail Opportunity Investments Corp.	694,946	12,606
	SITE Centers Corp.	880,062	12,541
	Urban Edge Properties	696,944	11,660
^	Tanger Factory Outlet Centers Inc.	572,383	9,089
^	Seritage Growth Properties Class A	206,460	8,624
	Kite Realty Group Trust	510,762	8,126
^	American Finance Trust Inc.	550,246	6,443
	Getty Realty Corp.	211,744	6,348
	RPT Realty	488,799	5,988
	Alexander’s Inc.	14,022	5,251
	Saul Centers Inc.	83,143	4,555
^	Washington Prime Group Inc.	1,136,186	4,124
	Urstadt Biddle Properties Inc. Class A	182,462	3,939
	Retail Value Inc.	89,813	3,381
	Whitestone REIT	217,528	2,773
^	Pennsylvania REIT	410,475	2,455
	Spirit MTA REIT	260,992	2,195
	Cedar Realty Trust Inc.	541,560	1,506
			935,238
Specialized REITs (32.9%)
	American Tower Corp.	2,688,541	568,949
	Crown Castle International Corp.	2,532,728	337,511
	Equinix Inc.	491,973	247,020
	Public Storage	957,151	232,358
*	SBA Communications Corp. Class A	685,225	168,161
	Digital Realty Trust Inc.	1,266,615	144,850
	Weyerhaeuser Co.	4,549,857	115,612
	Extra Space Storage Inc.	775,831	87,196
	VICI Properties Inc.	2,466,659	52,638
	Iron Mountain Inc.	1,745,335	51,330
	Gaming and Leisure Properties Inc.	1,242,740	46,864
	Lamar Advertising Co. Class A	519,044	42,001
	CubeSmart	1,140,612	38,724
	CyrusOne Inc.	659,804	37,873
	EPR Properties	453,122	33,726
	Life Storage Inc.	284,210	27,708
	CoreSite Realty Corp.	223,733	23,449
	Outfront Media Inc.	857,528	23,308
	Rayonier Inc.	789,225	22,919
	QTS Realty Trust Inc. Class A	335,406	15,523
	PotlatchDeltic Corp.	413,642	15,230
	GEO Group Inc.	735,874	13,106
	CoreCivic Inc.	723,215	12,273
	Four Corners Property Trust Inc.	416,458	11,219
	National Storage Affiliates Trust	345,790	10,474
	Uniti Group Inc.	1,090,958	9,186
	CorEnergy Infrastructure Trust Inc.	77,792	3,148
	CatchMark Timber Trust Inc. Class A	299,868	3,047
	Jernigan Capital Inc.	124,163	2,463
			2,397,866
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,290,312)			7,002,401
Real Estate Management & Development (3.6%)[1]
Diversified Real Estate Activities (0.2%)
	RMR Group Inc. Class A	91,655	4,513
*	St. Joe Co.	220,650	4,245
*	Tejon Ranch Co.	134,504	2,492
*	Five Point Holdings LLC Class A	303,125	2,368
			13,618
Real Estate Development (0.5%)
*	Howard Hughes Corp.	248,962	33,610
*	Forestar Group Inc.	63,537	1,313
			34,923
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	785,684	16,908
*	FRP Holdings Inc.	42,867	2,125
			19,033
Real Estate Services (2.6%)
*	CBRE Group Inc. Class A	1,973,920	104,637
	Jones Lang LaSalle Inc.	313,979	45,744
*	Cushman & Wakefield plc	594,200	11,789
^,*	Redfin Corp.	441,275	7,961
	Newmark Group Inc. Class A	804,589	7,933
*	Marcus & Millichap Inc.	142,225	4,722
^	Realogy Holdings Corp.	692,529	3,608

Real Estate II Index Fund

			Market
			Value•
		Shares	($000)
	RE/MAX Holdings Inc. Class A	108,549	3,157
^,*	eXp World Holdings Inc.	105,319	1,113
*	Altisource Portfolio Solutions SA	42,720	897
			191,561
	Total Real Estate Management & Development (Cost $257,835)		259,135
Temporary Cash Investment (1.4%)[1]
	Money Market Fund (1.4%)
2,3	Vanguard Market Liquidity Fund, 2.386% (Cost $104,075)	1,040,655	104,076
	Total Investments (101.0%) (Cost $6,652,222)		7,365,612

			Amount
			($000)
	Other Assets and Liabilities (-1.0%)
	Other Assets
	Investment in Vanguard		343
	Receivables for Accrued Income		3,719
	Total Other Assets		4,062
	Liabilities
	Payables for Investment Securities Purchased		(162)
	Collateral for Securities on Loan		(78,719)
	Payables to Vanguard		(318)
	Unrealized Depreciation—OTC Swap Contracts		(208)
	Other Liabilities		(37)
	Total Liabilities		(79,444)
	Net Assets (100%)
	Applicable to 339,138,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		7,290,230
	Net Asset Value Per Share		$21.50

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	6,641,623
Total Distributable Earnings (Loss)	648,607
Net Assets	7,290,230

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $74,860,000.

*     Non-income-producing security.

1   The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund’s effective investment securities and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $78,719,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

OTC—Over-the-Counter.

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid)	1	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)		($000)	($000)
VEREIT Inc.	2/4/20	GSI	27,999	(2.314)		—	(208)

GSI—Goldman Sachs International.

1   Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	102,963
Interest[1]	202
Securities Lending—Net	165
Total Income	103,330
Expenses
The Vanguard Group—Note B
Investment Advisory Services	881
Management and Administrative	1,805
Marketing and Distribution	51
Custodian Fees	21
Shareholders’ Reports	51
Trustees’ Fees and Expenses	1
Total Expenses	2,810
Expenses Paid Indirectly	(12)
Net Expenses	2,798
Net Investment Income	100,532
Realized Net Gain (Loss)
Capital Gain Distributions Received	12,522
Investment Securities Sold[1]	(13,107)
Futures Contracts	40
Swap Contracts	3,903
Realized Net Gain (Loss)	3,358
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	467,084
Swap Contracts	(208)
Change in Unrealized Appreciation (Depreciation)	466,876
Net Increase (Decrease) in Net Assets Resulting from Operations	570,766

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $202,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,532	199,381
Realized Net Gain (Loss)	3,358	(76,397)
Change in Unrealized Appreciation (Depreciation)	466,876	470,068
Net Increase (Decrease) in Net Assets Resulting from Operations	570,766	593,052
Distributions
Net Investment Income	(102,332)	(203,421)
Realized Capital Gain	—	—
Return of Capital	—	(75,255)
Total Distributions	(102,332)	(278,676)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	102,332	278,676
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	102,332	278,676
Total Increase (Decrease)	570,766	593,052
Net Assets
Beginning of Period	6,719,464	6,126,412
End of Period	7,290,230	6,719,464

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund

Financial Highlights

	Six Months	Year	Sept. 26,
	Ended	Ended	2017[1] to
	July 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2019	2019	2018
Net Asset Value, Beginning of Period	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.299	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	1.406	1.176	(.834)
Total from Investment Operations	1.705	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.305)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	(.030)
Return of Capital	—	(.231)	(.009)
Total Distributions	(.305)	(.857)	(.264)
Net Asset Value, End of Period	$21.50	$20.10	$19.17

Total Return	8.52%	9.68%	-2.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,290	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.86%	3.22%	3.84%[3]
Portfolio Turnover Rate	4%	23%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund

Notes to Financial Statements

Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2019, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease

Real Estate II Index Fund

in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended July 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2018–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the

Real Estate II Index Fund

value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Real Estate II Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $343,000, representing 0.00% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,261,536	—	—
Temporary Cash Investments	104,076	—	—
Swap Contracts—Liabilities	—	(208)	—
Total	7,365,612	(208)	—

D.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,652,222
Gross Unrealized Appreciation	1,068,768
Gross Unrealized Depreciation	(355,586)
Net Unrealized Appreciation (Depreciation)	713,182

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $77,916,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Real Estate II Index Fund

E.   During the six months ended July 31, 2019, the fund purchased $258,398,000 of investment securities and sold $131,783,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2019	January 31, 2019
	Shares	Shares
	(000)	(000)
Issued	—	—
Issued in Lieu of Cash Distributions	4,849	14,725
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	4,849	14,725

G.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017. Each board took into account the organizational depth and stability of the advisor and considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.

Investment performance

The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the performance of that fund compared with its target index and peer group since its inception in 2017. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost

Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

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Connect with Vanguard® > vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q1232 092019

Semiannual Report | July 31, 2019 Vanguard Dividend Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Dividend Growth Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return	$1,000.00	$1,157.95	$1.39
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Dividend Growth Fund

Sector Diversification

As of July 31, 2019

Consumer Discretionary	12.6
Consumer Staples	16.6
Energy	1.5
Financials	12.3
Health Care	17.6
Industrials	20.0
Information Technology	9.4
Materials	4.4
Real Estate	5.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Dividend Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
	Common Stocks (96.9%)
	Consumer Discretionary (12.2%)
	McDonald’s Corp.	6,112,329	1,287,990
	NIKE Inc. Class B	12,880,748	1,108,131
	TJX Cos. Inc.	18,530,439	1,011,021
	Home Depot Inc.	3,250,156	694,526
	VF Corp.	5,094,379	445,198
			4,546,866
	Consumer Staples (16.1%)
	Coca-Cola Co.	26,275,037	1,382,855
	PepsiCo Inc.	8,052,319	1,029,167
	Colgate-Palmolive Co.	14,107,326	1,012,060
	Costco Wholesale Corp.	3,348,664	922,992
	Diageo plc	20,583,939	858,355
	Procter & Gamble Co.	6,588,900	777,754
			5,983,183
	Energy (1.5%)
	Exxon Mobil Corp.	7,332,941	545,277

	Financials (11.9%)
	Chubb Ltd.	6,811,287	1,041,037
	American Express Co.	7,612,459	946,761
	Marsh & McLennan Cos. Inc.	9,083,964	897,496
	PNC Financial Services Group Inc.	6,026,313	861,160
	BlackRock Inc.	1,430,041	668,802
			4,415,256
	Health Care (17.1%)
	Medtronic plc	12,851,647	1,310,097
	Johnson & Johnson	8,640,129	1,125,118
	Baxter International Inc.	12,186,641	1,023,312
	UnitedHealth Group Inc.	3,528,530	878,639
	Danaher Corp.	5,950,103	835,989
	Merck & Co. Inc.	9,269,307	769,260
	Amgen Inc.	2,163,790	403,720
			6,346,135
	Industrials (19.3%)
	Union Pacific Corp.	5,800,975	1,043,886
	General Dynamics Corp.	5,363,862	997,357
	United Parcel Service Inc. Class B	7,469,975	892,438
^	Canadian National Railway Co. (Toronto Shares)	8,772,944	830,365
	Lockheed Martin Corp.	2,284,385	827,336
	Northrop Grumman Corp.	2,225,350	769,014
	Honeywell International Inc.	4,212,011	726,403
	United Technologies Corp.	5,392,159	720,392
	3M Co.	2,183,901	381,571
			7,188,762
	Information Technology (9.1%)
	Microsoft Corp.	8,347,424	1,137,504
	Visa Inc. Class A	5,161,907	918,819
	Accenture plc Class A	4,414,392	850,123
	Automatic Data Processing Inc.	2,767,738	460,884
			3,367,330
	Materials (4.3%)
	Linde plc	4,223,499	807,871
	Ecolab Inc.	3,877,880	782,285
			1,590,156
	Real Estate (5.4%)
	Public Storage	4,324,491	1,049,813
	American Tower Corp.	4,609,430	975,448
			2,025,261
	Total Common Stocks (Cost $21,050,666)		36,008,226
	Temporary Cash Investments (3.0%)
	Money Market Fund (0.0%)
1,2	Vanguard Market Liquidity Fund, 2.386%	117,450	11,746

4

Dividend Growth Fund

	Face	Market
	Amount	Value•
	($000)	($000)
Repurchase Agreements (3.0%)
Natixis SA 2.530%, 8/1/19 (Dated 7/31/19, Repurchase Value $483,434,000, collateralized by Federal Home Loan Bank 3.320%–4.150%, 2/12/30-6/1/38, Federal Home Loan Mortgage Corp. 0.000%, 3/15/29– 3/15/31, Federal National Mortgage Assn. 0.000%, 5/15/25–1/15/30, U.S. Treasury Bill, 0.000%, 8/29/19–7/16/20, and U.S Treasury Note/ Bond 0.375%–3.625%, 3/31/20–5/15/48, with a value of $493,068,000)	483,400	483,400
RBS Securities, Inc. 2.530%, 8/1/19 (Dated 7/31/19, Repurchase Value $442,931,000, collateralized by U.S. Treasury Note/Bond 1.250%–2.875%, 12/15/20–2/15/28, with a value of $451,758,000)	442,900	442,900
Societe Generale 2.550%, 8/1/19 (Dated 7/31/19, Repurchase Value $173,612,000, collateralized by U.S Treasury Note/ Bond 1.375%–3.625%, 8/15/19–11/15/45, with a value of $177,072,000)	173,600	173,600
		1,099,900
Total Temporary Cash Investments (Cost $1,111,646)		1,111,646
Total Investments (99.9%) (Cost $22,162,312)		37,119,872

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	1,748
Receivables for Investment Securities Sold	609,404
Receivables for Accrued Income	31,667
Receivable for Capital Shares Issued	8,452
Other Assets	674
Total Other Assets	651,945
Liabilities
Payables for Investment Securities Purchased	(560,869)
Collateral for Securities on Loan	(11,722)
Payables to Investment Advisor	(12,204)
Payables for Capital Shares Redeemed	(8,429)
Payables to Vanguard	(16,208)
Other Liabilities	(16)
Total Liabilities	(609,448)
Net Assets (100%)
Applicable to 1,242,726,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,162,369
Net Asset Value Per Share	$29.90

At July 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	21,460,269
Total Distributable Earnings (Loss)	15,702,100
Net Assets	37,162,369

•      See Note A in Notes to Financial Statements.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,985,000.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2   Includes $11,722,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Dividend Growth Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends[1]	362,709
Interest[2]	10,286
Securities Lending—Net	16
Total Income	373,011
Expenses
Investment Advisory Fees—Note B
Basic Fee	23,092
Performance Adjustment	(2,704)
The Vanguard Group—Note C
Management and Administrative	23,004
Marketing and Distribution	1,284
Custodian Fees	79
Shareholders’ Reports	129
Trustees’ Fees and Expenses	19
Total Expenses	44,903
Net Investment Income	328,108
Realized Net Gain (Loss)
Investment Securities Sold[2]	809,887
Foreign Currencies	(129)
Realized Net Gain (Loss)	809,758
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,006,907
Foreign Currencies	(7)
Change in Unrealized Appreciation (Depreciation)	4,006,900
Net Increase (Decrease) in Net Assets Resulting from Operations	5,144,766

1   Dividends are net of foreign withholding taxes of $1,049,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Dividend Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	328,108	638,534
Realized Net Gain (Loss)	809,758	1,591,286
Change in Unrealized Appreciation (Depreciation)	4,006,900	(1,763,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,144,766	466,540
Distributions
Net Investment Income	(291,255)	(636,946)
Realized Capital Gain[1]	—	(1,976,148)
Total Distributions	(291,255)	(2,613,094)
Capital Share Transactions
Issued	1,053,711	2,220,531
Issued in Lieu of Cash Distributions	256,851	2,343,898
Redeemed	(1,857,271)	(4,268,724)
Net Increase (Decrease) from Capital Share Transactions	(546,709)	295,705
Total Increase (Decrease)	4,306,802	(1,850,849)
Net Assets
Beginning of Period	32,855,567	34,706,416
End of Period	37,162,369	32,855,567

1   Includes fiscal 2020 and 2019 short-term gain distributions totaling $0 and $224,792,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Dividend Growth Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$26.03	$27.85	$23.72	$21.78	$22.47	$20.45
Investment Operations
Net Investment Income	.262[1]	.520[1]	.514[1]	.446	.442	.430
Net Realized and Unrealized Gain (Loss) on Investments	3.842	(.178)	4.985	2.165	.145	2.378
Total from Investment Operations	4.104	.342	5.499	2.611	.587	2.808
Distributions
Dividends from Net Investment Income	(.234)	(.526)	(.509)	(.450)	(.432)	(.440)
Distributions from Realized Capital Gains	—	(1.636)	(.860)	(.221)	(.845)	(.348)
Total Distributions	(.234)	(2.162)	(1.369)	(.671)	(1.277)	(.788)
Net Asset Value, End of Period	$29.90	$26.03	$27.85	$23.72	$21.78	$22.47

Total Return[2]	15.80%	1.63%	23.65%	12.06%	2.44%	13.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,162	$32,856	$34,706	$30,633	$25,632	$23,067
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.22%	0.26%	0.30%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.87%	1.93%	2.00%	1.93%	1.95%	1.94%
Portfolio Turnover Rate	17%	23%	15%	27%	26%	23%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.05%), (0.01%), 0.03%, 0.04%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Dividend Growth Fund

Notes to Financial Statements

Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

9

Dividend Growth Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

10

Dividend Growth Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.   Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for the preceding three years. For the six months ended July 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets before a decrease of $2,704,000 (0.02%) based on performance.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,748,000, representing 0.00% of the fund’s net assets and 0.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	35,149,871	858,355	—
Temporary Cash Investments	11,746	1,099,900	—
Total	35,161,617	1,958,255	—

11

Dividend Growth Fund

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	22,162,312
Gross Unrealized Appreciation	15,106,263
Gross Unrealized Depreciation	(148,703)
Net Unrealized Appreciation (Depreciation)	14,957,560

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $113,300,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.   During the six months ended July 31, 2019, the fund purchased $2,868,435,000 of investment securities and sold $3,754,566,000 of investment securities, other than temporary cash investments.

G.   Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	July 31, 2019	January 31, 2019
	Shares	Shares
	(000)	(000)
Issued	37,346	83,188
Issued in Lieu of Cash Distributions	8,862	93,281
Redeemed	(65,802)	(160,223)
Net Increase (Decrease) in Shares Outstanding	(19,594)	16,246

H.   Effective August 1, 2019, the fund is now open to all investors.

Management has determined that no other events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

12

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q572 092019

Semiannual Report | July 31, 2019 Vanguard Dividend Appreciation Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Dividend Appreciation Index Fund	1/31/2019	7/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,140.43	$0.74
ETF Shares	1,000.00	1,141.07	0.32
Admiral™ Shares	1,000.00	1,140.86	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.06% for ETF Shares, and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Dividend Appreciation Index Fund

Sector Diversification

As of July 31, 2019

Basic Materials	3.9%
Consumer Goods	10.9
Consumer Services	19.9
Financials	11.8
Health Care	12.0
Industrials	26.9
Technology	8.8
Telecommunications	0.1
Utilities	5.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

3

Dividend Appreciation Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.9%)
Ecolab Inc.	2,406,000	485,362
Air Products & Chemicals Inc.	1,829,288	417,572
PPG Industries Inc.	1,964,774	230,645
Nucor Corp.	2,543,588	138,320
^ International Flavors & Fragrances Inc.	888,184	127,890
RPM International Inc.	1,096,516	74,377
Westlake Chemical Corp.	1,070,168	72,311
Albemarle Corp.	880,649	64,252
Royal Gold Inc.	545,579	62,442
Balchem Corp.	268,816	27,591
Sensient Technologies Corp.	352,431	24,025
Quaker Chemical Corp.	111,093	20,818
HB Fuller Co.	423,515	20,248
Stepan Co.	187,617	18,602
Hawkins Inc.	88,852	3,880
		1,788,335
Consumer Goods (10.9%)
Procter & Gamble Co.	17,032,629	2,010,531
NIKE Inc. Class B	10,484,183	901,954
Colgate-Palmolive Co.	7,176,828	514,866
VF Corp.	3,294,912	287,942
Hormel Foods Corp.	4,452,636	182,514
Clorox Co.	1,067,458	173,569
McCormick & Co. Inc.	1,021,150	161,893
Church & Dwight Co. Inc.	2,048,089	154,508
Brown-Forman Corp. Class B	2,564,946	140,585
Hasbro Inc.	1,048,205	127,000
Genuine Parts Co.	1,215,651	118,064
Columbia Sportswear Co.	568,106	60,208
Polaris Industries Inc.	507,736	48,067
Lancaster Colony Corp.	229,095	35,698
J&J Snack Foods Corp.	156,412	29,068
Nu Skin Enterprises Inc. Class A	461,360	18,445
^ Tootsie Roll Industries Inc.	331,333	12,379
Andersons Inc.	270,894	7,273
* Kontoor Brands Inc.	167	5
		4,984,569
Consumer Services (19.9%)
Walmart Inc.	16,956,934	1,871,706
Comcast Corp. Class A	37,617,749	1,623,958
McDonald’s Corp.	6,374,284	1,343,189
Costco Wholesale Corp.	3,668,813	1,011,235
Lowe’s Cos. Inc.	6,687,756	678,138
TJX Cos. Inc.	10,307,224	562,362
Walgreens Boots Alliance Inc.	7,857,879	428,176
Ross Stores Inc.	3,086,580	327,270
Sysco Corp.	4,276,575	293,245
McKesson Corp.	1,597,673	221,997
AmerisourceBergen Corp. Class A	1,758,185	153,226
Kroger Co.	6,644,495	140,598
Tiffany & Co.	1,015,254	95,353
Rollins Inc.	2,725,546	91,388
FactSet Research Systems Inc.	316,773	87,841
Casey’s General Stores Inc.	304,822	49,354
Aaron’s Inc.	559,905	35,302
Cracker Barrel Old Country Store Inc.	200,289	34,792
Monro Inc.	275,728	23,219
John Wiley & Sons Inc. Class A	400,821	18,241
Hillenbrand Inc.	520,771	17,545
Matthews International Corp. Class A	265,167	9,055
International Speedway Corp. Class A	197,804	8,917
		9,126,107

4

Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Financials (11.7%)
Visa Inc. Class A	11,332,449	2,017,176
Chubb Ltd.	3,817,845	583,519
S&P Global Inc.	2,070,580	507,189
Aflac Inc.	6,249,524	328,975
Travelers Cos. Inc.	2,193,782	321,652
T. Rowe Price Group Inc.	1,967,837	223,133
Cincinnati Financial Corp.	1,357,106	145,658
Franklin Resources Inc.	4,243,715	138,472
WR Berkley Corp.	1,524,553	105,789
Erie Indemnity Co. Class A	384,701	85,700
Torchmark Corp.	929,038	84,840
Brown & Brown Inc.	2,329,515	83,699
SEI Investments Co.	1,280,198	76,287
American Financial Group Inc.	743,910	76,162
RenaissanceRe Holdings Ltd.	351,510	63,676
Assurant Inc.	513,796	58,244
Commerce Bancshares Inc.	925,697	56,310
Cullen/Frost Bankers Inc.	524,546	49,800
BOK Financial Corp.	544,998	45,605
Axis Capital Holdings Ltd.	696,455	44,343
Hanover Insurance Group Inc.	337,881	43,827
Prosperity Bancshares Inc.	581,546	40,353
RLI Corp.	370,837	33,424
Evercore Inc. Class A	341,346	29,482
UMB Financial Corp.	415,524	28,364
Community Bank System Inc.	426,347	28,135
American Equity Investment Life Holding Co.	753,773	19,447
BancFirst Corp.	271,405	15,834
Westamerica Bancorporation	223,953	14,355
Tompkins Financial Corp.	127,281	10,433
1st Source Corp.	214,792	10,085
Bank of Marin Bancorp	116,506	5,094
		5,375,062
Health Care (12.0%)
Johnson & Johnson	12,284,600	1,599,701
Abbott Laboratories	14,629,493	1,274,229
Medtronic plc	11,186,121	1,140,313
Stryker Corp.	3,103,884	651,133
Becton Dickinson and Co.	2,241,001	566,525
West Pharmaceutical Services Inc.	617,884	84,817
Perrigo Co. plc	1,131,596	61,117
Chemed Corp.	132,993	53,914
Ensign Group Inc.	439,078	26,459
Healthcare Services Group Inc.	614,734	14,698
Atrion Corp.	15,444	11,884
National HealthCare Corp.	127,046	11,129
		5,495,919
Industrials (26.8%)
Union Pacific Corp.	6,020,822	1,083,447
Accenture plc Class A	5,309,251	1,022,456
United Technologies Corp.	7,177,467	958,910
Lockheed Martin Corp.	2,353,453	852,350
3M Co.	4,795,822	837,926
Caterpillar Inc.	4,793,679	631,184
Automatic Data Processing Inc.	3,628,297	604,184
Northrop Grumman Corp.	1,413,735	488,544
CSX Corp.	6,793,364	478,253
General Dynamics Corp.	2,400,713	446,389
Raytheon Co.	2,350,757	428,519
Illinois Tool Works Inc.	2,732,830	421,484
Waste Management Inc.	3,529,620	412,965
Sherwin-Williams Co.	772,243	396,191
FedEx Corp.	2,174,229	370,771
Roper Technologies Inc.	862,953	313,813
Republic Services Inc. Class A	2,678,709	237,467
Cintas Corp.	870,733	226,774
Stanley Black & Decker Inc.	1,260,654	186,060
Fastenal Co.	4,766,856	146,819
WW Grainger Inc.	463,770	134,971
Broadridge Financial Solutions Inc.	963,554	122,487
Dover Corp.	1,207,083	116,906
Expeditors International of Washington Inc.	1,429,697	109,157
CH Robinson Worldwide Inc.	1,139,873	95,442
JB Hunt Transport Services Inc.	905,615	92,708
Jack Henry & Associates Inc.	642,804	89,800
Carlisle Cos. Inc.	477,096	68,802
Nordson Corp.	479,748	67,961
Graco Inc.	1,376,519	66,183
Toro Co.	883,880	64,364
AptarGroup Inc.	524,081	63,424
HEICO Corp.	444,403	60,772

5

Dividend Appreciation Index Fund

		Market
		Value•
	Shares	($000)
Robert Half International Inc.	991,882	59,920
Hubbell Inc. Class B	454,758	59,064
AO Smith Corp.	1,180,805	53,668
Donaldson Co. Inc.	1,065,424	53,218
Sonoco Products Co.	832,034	49,947
ITT Inc.	728,079	45,447
Lincoln Electric Holdings Inc.	526,848	44,529
MSA Safety Inc.	321,006	33,818
Regal Beloit Corp.	356,317	28,370
Silgan Holdings Inc.	920,083	27,658
MSC Industrial Direct Co. Inc. Class A	375,941	26,711
ABM Industries Inc.	551,301	23,204
Brady Corp. Class A	409,226	21,169
Franklin Electric Co. Inc.	385,608	18,070
McGrath RentCorp	201,590	13,730
Badger Meter Inc.	242,655	12,980
Tennant Co.	150,761	11,474
Lindsay Corp.	89,848	8,196
Gorman-Rupp Co.	217,466	7,224
Cass Information Systems Inc.	123,136	6,269
		12,302,149
Technology (8.7%)
Microsoft Corp.	14,983,159	2,041,755
Texas Instruments Inc.	7,816,579	977,151
Analog Devices Inc.	3,067,651	360,326
Xilinx Inc.	2,108,576	240,820
L3Harris Technologies Inc.	982,487	203,964
Microchip Technology Inc.	1,973,687	186,356
		4,010,372
Telecommunications (0.1%)
Telephone & Data Systems Inc.	887,466	28,701

Utilities (5.7%)
NextEra Energy Inc.	3,982,543	825,064
Xcel Energy Inc.	4,285,775	255,475
WEC Energy Group Inc.	2,627,230	224,523
Eversource Energy	2,639,802	200,255
American Water Works Co. Inc.	1,505,498	172,801
CMS Energy Corp.	2,360,192	137,410
Evergy Inc.	2,120,590	128,275
Atmos Energy Corp.	973,681	106,170
Alliant Energy Corp.	1,966,067	97,399
UGI Corp.	1,448,034	73,980
Aqua America Inc.	1,483,910	62,250
Portland General Electric Co.	743,079	40,758
Black Hills Corp.	499,799	39,559
Southwest Gas Holdings Inc.	442,031	39,301
New Jersey Resources Corp.	739,115	36,860
Spire Inc.	422,446	34,814
American States Water Co.	306,109	23,714
MGE Energy Inc.	288,563	21,397
California Water Service Group	400,325	21,373
Northwest Natural Holding Co.	240,270	17,160
SJW Group	236,566	15,351
Chesapeake Utilities Corp.	136,387	12,747
Middlesex Water Co.	136,501	8,549
		2,595,185
Total Common Stocks (Cost $33,270,530)		45,706,399
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 2.386%	924,911	92,500

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.135%, 11/14/19	5,000	4,970
Total Temporary Cash Investments (Cost $97,470)			97,470
Total Investments (99.9%) (Cost $33,368,000)			45,803,869

6

Dividend Appreciation Index Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	2,119
Receivables for Accrued Income	50,003
Receivables for Capital Shares Issued	11,444
Other Assets[4]	208
Total Other Assets	63,774
Liabilities
Payables for Investment Securities Purchased	(15,063)
Collateral for Securities on Loan	(12,037)
Payables for Capital Shares Redeemed	(4,376)
Payables to Vanguard	(7,041)
Variation Margin Payable—Futures Contracts	(1,221)
Total Liabilities	(39,738)
Net Assets (100%)	45,827,905

At July 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	34,069,296
Total Distributable Earnings (Loss)	11,758,609
Net Assets	45,827,905

Investor Shares–Net Assets
Applicable to 505,241 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,797
Net Asset Value Per Share–Investor Shares	$47.10

ETF Shares–Net Assets
Applicable to 312,881,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,834,216
Net Asset Value Per Share–ETF Shares	$117.73

Admiral Shares–Net Assets
Applicable to 280,769,072 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,969,892
Net Asset Value Per Share–Admiral Shares	$31.95

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,543,000.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $12,037,000 of collateral received for securities on loan.

4   Securities with a value of $4,970,000 and cash of $208,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	814	121,380	3,580

See accompanying Notes, which are an integral part of the Financial Statements.

7

Dividend Appreciation Index Fund

Statement of Operations

Six Months Ended
July 31, 2019
($000)
Investment Income
Income
Dividends	430,318
Interest[1]	720
Securities Lending—Net	86
Total Income	431,124
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,497
Management and Administrative—Investor Shares	611
Management and Administrative—ETF Shares	7,910
Management and Administrative—Admiral Shares	2,443
Marketing and Distribution—Investor Shares	54
Marketing and Distribution—ETF Shares	629
Marketing and Distribution—Admiral Shares	186
Custodian Fees	66
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	302
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	10
Total Expenses	13,722
Net Investment Income	417,402
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	721,818
Futures Contracts	6,755
Realized Net Gain (Loss)	728,573
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,381,749
Futures Contracts	902
Change in Unrealized Appreciation (Depreciation)	4,382,651
Net Increase (Decrease) in Net Assets Resulting from Operations	5,528,626

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $641,000, $13,000, and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,132,164,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Dividend Appreciation Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2019	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	417,402	722,090
Realized Net Gain (Loss)	728,573	1,435,854
Change in Unrealized Appreciation (Depreciation)	4,382,651	(2,493,926)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,528,626	(335,982)
Distributions
Net Investment Income
Investor Shares	(8,548)	(20,522)
ETF Shares	(298,807)	(567,443)
Admiral Shares	(63,229)	(121,610)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(370,584)	(709,575)
Capital Share Transactions
Investor Shares	(1,152,046)	(71,388)
ETF Shares	1,727,551	3,095,084
Admiral Shares	1,332,401	909,308
Net Increase (Decrease) from Capital Share Transactions	1,907,906	3,933,004
Total Increase (Decrease)	7,065,948	2,887,447
Net Assets
Beginning of Period	38,761,957	35,874,510
End of Period	45,827,905	38,761,957

See accompanying Notes, which are an integral part of the Financial Statements.

9

Dividend Appreciation Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$41.65	$42.85	$34.67	$30.40	$31.37	$28.59
Investment Operations
Net Investment Income	.426[1]	.803[1]	.756[1]	.694	.670	.627
Net Realized and Unrealized Gain (Loss) on Investments	5.399	(1.219)	8.165	4.275	(.947)	2.756
Total from Investment Operations	5.825	(.416)	8.921	4.969	(.277)	3.383
Distributions
Dividends from Net Investment Income	(.375)	(.784)	(.741)	(.699)	(.693)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.375)	(.784)	(.741)	(.699)	(.693)	(.603)
Net Asset Value, End of Period	$47.10	$41.65	$42.85	$34.67	$30.40	$31.37

Total Return[2]	14.04%	-0.94%	26.02%	16.46%	-0.93%	11.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$1,038	$1,144	$994	$875	$1,450
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.17%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.91%	1.93%	1.99%	2.11%	2.11%	2.04%
Portfolio Turnover Rate[3]	21%	16%	14%	19%	22%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Dividend Appreciation Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$104.09	$107.10	$86.66	$75.98	$78.42	$71.47
Investment Operations
Net Investment Income	1.105[1]	2.084[1]	1.951[1]	1.810	1.759	1.645
Net Realized and Unrealized Gain (Loss) on Investments	13.518	(3.056)	20.408	10.696	(2.380)	6.890
Total from Investment Operations	14.623	(.972)	22.359	12.506	(.621)	8.535
Distributions
Dividends from Net Investment Income	(.983)	(2.038)	(1.919)	(1.826)	(1.819)	(1.585)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.983)	(2.038)	(1.919)	(1.826)	(1.819)	(1.585)
Net Asset Value, End of Period	$117.73	$104.09	$107.10	$86.66	$75.98	$78.42

Total Return	14.11%	-0.87%	26.10%	16.59%	-0.84%	11.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,834	$30,969	$28,717	$22,698	$18,771	$20,610
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.01%	2.06%	2.20%	2.21%	2.14%
Portfolio Turnover Rate[2]	21%	16%	14%	19%	22%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Dividend Appreciation Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2019	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$28.25	$29.07	$23.52	$20.62	$21.28	$19.40
Investment Operations
Net Investment Income	.297[1]	.560[1]	.528[1]	.492	.478	.445
Net Realized and Unrealized Gain (Loss) on Investments	3.666	(.830)	5.542	2.903	(.644)	1.865
Total from Investment Operations	3.963	(.270)	6.070	3.395	(.166)	2.310
Distributions
Dividends from Net Investment Income	(.263)	(.550)	(.520)	(.495)	(.494)	(.430)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.263)	(.550)	(.520)	(.495)	(.494)	(.430)
Net Asset Value, End of Period	$31.95	$28.25	$29.07	$23.52	$20.62	$21.28

Total Return[2]	14.09%	-0.89%	26.11%	16.58%	-0.83%	11.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,970	$6,755	$6,014	$4,294	$3,215	$2,776
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.99%	2.06%	2.20%	2.21%	2.14%
Portfolio Turnover Rate[3]	21%	16%	14%	19%	22%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Dividend Appreciation Index Fund

Notes to Financial Statements

Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended July 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

13

Dividend Appreciation Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2016–2019), and for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at July 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

14

Dividend Appreciation Index Fund

amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,119,000, representing 0.00% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	45,706,399	—	—
Temporary Cash Investments	92,500	4,970	—
Futures Contracts—Liabilities[1]	(1,221)	—	—
Total	45,797,678	4,970	—

1   Represents variation margin on the last day of the reporting period.

15

Dividend Appreciation Index Fund

D.           As of July 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,368,000
Gross Unrealized Appreciation	12,983,128
Gross Unrealized Depreciation	(543,679)
Net Unrealized Appreciation (Depreciation)	12,439,449

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2019, the fund had available capital losses totaling $357,907,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.           During the six months ended July 31, 2019, the fund purchased $11,758,656,000 of investment securities and sold $9,830,095,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,756,911,000 and $3,521,930,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.            Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2019		January 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	251,997	5,358	232,784	5,576
Issued in Lieu of Cash Distributions	7,888	178	18,724	455
Redeemed[1]	(1,411,931)	(29,943)	(322,896)	(7,807)
Net Increase (Decrease)—Investor Shares	(1,152,046)	(24,407)	(71,388)	(1,776)
ETF Shares
Issued	5,166,415	46,861	6,785,347	65,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,438,864)	(31,500)	(3,690,263)	(35,825)
Net Increase (Decrease)—ETF Shares	1,727,551	15,361	3,095,084	29,400
Admiral Shares
Issued[1]	2,146,153	68,763	1,912,970	68,066
Issued in Lieu of Cash Distributions	54,093	1,796	105,887	3,792
Redeemed	(867,845)	(28,936)	(1,109,549)	(39,609)
Net Increase (Decrease)—Admiral Shares	1,332,401	41,623	909,308	32,249

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares— Redeemed and Admiral Shares—Issued include $1,326,543,000 from the conversion during the six months ended July 31, 2019.

16

Dividend Appreciation Index Fund

G.          Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

18

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

19

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q6022 092019

Semiannual Report | July 31, 2019 Vanguard Global ESG Select Stock Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	13

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2019
Global ESG Select Stock Fund	Beginning Account Value 6/5/2019	Ending Account Value 7/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,059.50	$0.87
Admiral™ Shares	1,000.00	1,059.60	0.71
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.11	0.70

The calculations are based on expenses incurred in the period from inception on June 5, 2019, through July 31, 2019. The fund’s annualized expense ratio for that period are 0.54% for Investor Shares and 0.44% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through July 31, 2019, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (57/365).

2

Global ESG Select Stock Fund

Sector Diversification

As of July 31, 2019

Communication Services	2.5%
Consumer Discretionary	16.0
Consumer Staples	2.5
Energy	2.3
Financials	19.8
Health Care	12.3
Industrials	15.3
Information Technology	17.7
Materials	5.2
Real Estate	2.2
Utilities	4.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global ESG Select Stock Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (95.7%)
Brazil (1.8%)
B3 SA - Brasil Bolsa Balcao	107,700	1,191

Canada (4.9%)
Bank of Nova Scotia	30,740	1,641
BCE Inc.	35,286	1,595
		3,236
Denmark (2.1%)
Vestas Wind Systems A/S	16,777	1,377

France (6.8%)
LVMH Moet Hennessy Louis Vuitton SE	3,788	1,565
TOTAL SA	28,251	1,464
Schneider Electric SE	15,641	1,349
		4,378
Hong Kong (2.3%)
AIA Group Ltd.	148,800	1,523

Japan (4.9%)
Mitsubishi UFJ Financial Group Inc.	373,400	1,844
Recruit Holdings Co. Ltd.	41,400	1,402
		3,246
Netherlands (3.7%)
ING Groep NV	131,458	1,459
Wolters Kluwer NV	13,801	1,000
		2,459
Singapore (2.5%)
DBS Group Holdings Ltd.	85,000	1,621

Spain (5.1%)
* Iberdrola SA (XMAD)	178,064	1,690
Industria de Diseno Textil SA	54,445	1,629
* Iberdrola SA	3,726	35
		3,354
Sweden (1.6%)
Atlas Copco AB Class A	33,933	1,036

Switzerland (4.0%)
Novartis AG	28,359	2,601

Taiwan (2.7%)
Taiwan Semiconductor
Manufacturing Co. Ltd.	216,000	1,776

United Kingdom (5.5%)
BHP Group plc	78,961	1,882
Compass Group plc	69,436	1,757
		3,639
United States (47.8%)
Microsoft Corp.	19,267	2,626
Texas Instruments Inc.	20,728	2,591
Starbucks Corp.	27,114	2,567
Deere & Co.	15,424	2,555
Home Depot Inc.	11,744	2,510
Merck & Co. Inc.	27,222	2,259
Visa Inc. Class A	10,283	1,830
Northern Trust Corp.	17,643	1,729
Baxter International Inc.	19,754	1,659
Colgate-Palmolive Co.	22,243	1,596
Progressive Corp.	17,427	1,411
Prologis Inc.	16,831	1,357
Ecolab Inc.	6,711	1,354
Accenture plc Class A	6,819	1,313
Danaher Corp.	8,389	1,179
Automatic Data Processing Inc.	5,953	991
NextEra Energy Inc.	4,438	919
Ingersoll-Rand plc	7,414	917
		31,363
Total Common Stocks (Cost $59,940)		62,800

4

Global ESG Select Stock Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)
[1] Vanguard Market Liquidity Fund (Cost $4,064) 2.386%	40,642	4,064
Total Investments (101.9%) (Cost $64,004)		66,864
Other Assets and Liabilities (-1.9%)
Other Assets		243
Liabilities		(1,515)
		(1,272)
Net Assets (100%)		65,592

		Amount
		($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuer		62,800
Affiliated Issuer		4,064
Total Investments in Securities		66,864
Investment in Vanguard		3
Receivables for Accrued Income		42
Receivables for Capital Shares Issued		198
Total Assets		67,107
Liabilities
Payables for Investment Securities Purchased		1,482
Payables to Investment Advisor		20
Payables for Capital Shares Redeemed		2
Payables to Vanguard		9
Other Liabilities		2
Total Liabilities		1,515
Net Assets		65,592

At July 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	62,569
Total Distributable Earnings (Loss)	3,023
Net Assets	65,592

Investor Shares—Net Assets
Applicable to 1,052,203 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,292
Net Asset Value Per Share—Investor Shares	$21.19

Admiral Shares—Net Assets
Applicable to 1,634,836 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,300
Net Asset Value Per Share—Admiral Shares	$26.49

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Global ESG Select Stock Fund

Statement of Operations

May 21, 2019[1] to
July 31, 2019
($000)
Investment Income
Income
Dividends[2]	208
Interest[3]	20
Total Income	228
Expenses
Investment Advisory Fees—Note B	20
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9
Management and Administrative—Admiral Shares	13
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—Admiral Shares	—
Custodian Fees	—
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	—
Total Expenses	43
Net Investment Income	185
Realized Net Gain (Loss)
Investment Securities Sold[3]	(3)
Foreign Currencies	(19)
Realized Net Gain (Loss)	(22)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	2,860
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	2,860
Net Increase (Decrease) in Net Assets Resulting from Operations	3,023

1   Commencement of subscription period for the fund.

2   Dividends are net of foreign withholding taxes of $22,000.

3   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,000, $4,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Global ESG Select Stock Fund

Statement of Changes in Net Assets

May 21, 2019[1] to
July 31, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185
Realized Net Gain (Loss)	(22)
Change in Unrealized Appreciation (Depreciation)	2,860
Net Increase (Decrease) in Net Assets Resulting from Operations	3,023
Distributions
Net Investment Income
Investor Shares	—
Admiral Shares	—
Realized Capital Gain
Investor Shares	—
Admiral Shares	—
Total Distributions	—
Capital Share Transactions
Investor Shares	21,283
Admiral Shares	41,286
Net Increase (Decrease) from Capital Share Transactions	62,569
Total Increase (Decrease)	65,592
Net Assets
Beginning of Period	—
End of Period	65,592

1 Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Global ESG Select Stock Fund

Financial Highlights

Investor Shares

May 21, 2019[1] to
For a Share Outstanding Throughout the Period	July 31, 2019
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.064
Net Realized and Unrealized Gain (Loss) on Investments	1.126
Total from Investment Operations	1.190
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$21.19

Total Return[3]	5.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22
Ratio of Total Expenses to Average Net Assets	0.54%
Ratio of Net Investment Income to Average Net Assets	1.97%
Portfolio Turnover Rate	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Global ESG Select Stock Fund

Financial Highlights

Admiral Shares

May 21, 2019[1] to
For a Share Outstanding Throughout the Period	July 31, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.085
Net Realized and Unrealized Gain (Loss) on Investments	1.405
Total from Investment Operations	1.490
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$26.49

Total Return[3]	5.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43
Ratio of Total Expenses to Average Net Assets	0.44%
Ratio of Net Investment Income to Average Net Assets	2.07%
Portfolio Turnover Rate	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Global ESG Select Stock Fund

Notes to Financial Statements

Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended July 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

10

Global ESG Select Stock Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. In accordance with the advisory contract entered into with Wellington Management Company LLP, beginning August 1, 2020, the basic fee will be subject to quarterly adjustments based on the performance relative to the FTSE All World Index since August 1, 2019. For the period ended July 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets.

C.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

11

Global ESG Select Stock Fund

The following table summarizes the market value of the fund’s investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	35,790	27,010	—
Temporary Cash Investments	4,064	—	—
Total	39,854	27,010	—

E.   As of July 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	64,004
Gross Unrealized Appreciation	3,174
Gross Unrealized Depreciation	(314)
Net Unrealized Appreciation (Depreciation)	2,860

F.   During the period ended July 31, 2019, the fund purchased $61,289,000 of investment securities and sold $1,342,000 of investment securities, other than U.S. government securities and temporary cash investments.

G.   Capital share transactions for each class of shares were:

		May 21, 2019[1] to
		July 31, 2019
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	23,674	1,166
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,391)	(114)
Net Increase (Decrease)—Investor Shares	21,283	1,052
Admiral Shares
Issued	44,040	1,741
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,754)	(106)
Net Increase (Decrease)—Admiral Shares	41,286	1,635

1 Commencement of subscription period for the fund.

H.   Management has determined that no events or transactions occurred subsequent to July 31, 2019, that would require recognition or disclosure in these financial statements.

12

Trustees Approve Advisory Arrangement

Effective February 2019, the board of Vanguard Specialized Funds approved the launch of Vanguard Global ESG Select Stock Fund and an investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that the investment advisory arrangement was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that Wellington Management, in its management of other Vanguard funds, has a track record of consistent performance and a disciplined investment process. The board noted that Wellington Management will utilize a proprietary environmental, social, and governance (ESG) strategy, which seeks to maximize returns while having greater exposure to sustainable investment opportunities, and which also seeks to promote positive change through company engagement and proxy voting.

Cost

The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s prospective shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

13

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5472 092019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  September 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 19, 2019

VANGUARD SPECIALIZED FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.